N-4	May 01, 2026 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	TIAA Separate Account VA‑3
Entity Central Index Key	0001364783
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Item 3. Key Information [Line Items]
Charges for Early Withdrawals [Text Block]

Are There Charges for Early Withdrawals?	No, the Contract does not impose a withdrawal charge, but the Underlying Funds may impose a fee in connection with a withdrawal from an Investment Account.	Withdrawals and surrenders

Transaction Charges [Text Block]

Are There Transaction Charges?	No, the Contract does not impose a transfer charge but the Underlying Funds may impose transfer fees. Further, loan fees may apply if your employer’s plan provides for loans and you request one.	Transfers and access to your money Loans

Ongoing Fees and Expenses [Table Text Block]

Are there Ongoing Fees and Expenses (annual charges)?	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. The fees and expenses in the table do not reflect any advisory fees you may elect to pay to financial intermediaries. Please refer to your plan documents for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum

Base Contract (varies by Contract Levels 1–4)[1]	0.10%²	0.75%²	What are the charges and expenses of the Contract?

Investment Options (Underlying Fund fees and expenses)	0.02%³	1.10%³	Appendix A—Funds available under the Contract

Optional benefits available for an additional charge (for a single optional benefit, if elected)[4]	None	None	Transfers and access to your money

¹  A Level 1 Contract will have the lowest minimum Annual Base Contract Fee and a Level 4 Contract will have the highest maximum Annual Base Contract Fee.
²  As a percentage of average Accumulation. The contractual maximum fee is 2.00%.
³  As a percentage of fund assets (after contractual fee waiver/expense reimbursements, if applicable).
[4]  There is no charge for any elected optional benefit under your Contract.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

Location in Prospectus
Lowest Annual Costs: $119	Highest Annual Cost: $1,707

Assumes:
●
Investment of $100,000
●
5% annual appreciation
●
Least expensive combination of Contract Levels[1] and Underlying Fund fees and expenses
●
No optional benefits
●
No sales charges or advisory fees
●
No additional purchase payments, transfers or withdrawals

Assumes:
●
Investment of $100,000
●
5% annual appreciation
●
Most expensive combination of Contract Levels,[2] optional benefits[3] and Underlying Fund fees and expenses
●
No sales charges or advisory fees
●
No additional purchase payments, transfers or withdrawals

[1]  Includes the lowest annual cost of a Contract Level, which is a Level 1 Contract.
[2]  Includes the highest annual cost of a Contract Level, which is a Level 4 Contract.
[3]  There is no charge for any elected optional benefit under your Contract.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.10%	[1],[2]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.75%	[1],[2]
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.02%	[3]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.10%	[3]
Optional Benefits Minimum [Percent]	0.00%	[4]
Optional Benefits Maximum [Percent]	0.00%	[4]
Base Contract (N-4) Footnotes [Text Block]	A Level 1 Contract will have the lowest minimum Annual Base Contract Fee and a Level 4 Contract will have the highest maximum Annual Base Contract Fee.
Optional Benefits Footnotes [Text Block]	There is no charge for any elected optional benefit under your Contract.
Investment Options Footnotes [Text Block]	As a percentage of fund assets (after contractual fee waiver/expense reimbursements, if applicable).
Lowest and Highest Annual Cost [Table Text Block]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

Location in Prospectus
Lowest Annual Costs: $119	Highest Annual Cost: $1,707

Assumes:
●
Investment of $100,000
●
5% annual appreciation
●
Least expensive combination of Contract Levels[1] and Underlying Fund fees and expenses
●
No optional benefits
●
No sales charges or advisory fees
●
No additional purchase payments, transfers or withdrawals

Assumes:
●
Investment of $100,000
●
5% annual appreciation
●
Most expensive combination of Contract Levels,[2] optional benefits[3] and Underlying Fund fees and expenses
●
No sales charges or advisory fees
●
No additional purchase payments, transfers or withdrawals

[1]  Includes the lowest annual cost of a Contract Level, which is a Level 1 Contract.
[2]  Includes the highest annual cost of a Contract Level, which is a Level 4 Contract.
[3]  There is no charge for any elected optional benefit under your Contract.

Lowest Annual Cost [Dollars]	$ 119
Highest Annual Cost [Dollars]	$ 1,707
Risks [Table Text Block]

RISKS

Is there a Risk of Loss from Poor Performance?	You can lose money by investing in your Contract, including loss of principal.	Principal risks of investing in the Contract

Is This a Short-Term Investment?
●
The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

●
Subject to your employer’s plan, investors may not be able to redeem their Accumulation from their Contract, except under limited circumstances. If redemptions are permitted, those redemptions could result in taxes and tax penalties.

●
The benefits of a tax deferred product, adding Premiums over time to the value of your Contract and income earned over the long-term means the Contract is generally more beneficial to investors with a long-term horizon.

●
If you make a withdrawal, it will reduce the value of your Contract and the amount of money you will receive when you annuitize and may also result in taxes and penalties.
Principal risks of investing in the Contract

What Are the Risks Associated with Investment Options?
●
An investment in the Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the investment options that you choose under the Contract (e.g., Underlying Funds).

●
Each investment option (including any fixed account investment option) has its own unique risks.

●
You should review the investment options before making an investment decision.
Principal risks of investing in the Contract

What Are the Risks Related to the Insurance Company?	An investment in the Contract is subject to risks related to TIAA, and any obligations, guarantees or benefits of the Contract are subject to TIAA’s claims-paying ability. More information about TIAA, including its financial strength ratings, is available by visiting our website at www.tiaa.org/public/.	Principal risks of investing in the Contract

Investment Restrictions [Text Block]

Location in Prospectus
RESTRICTIONS

Are There Restrictions on the Investments Options?
●
Not all of the Underlying Funds listed in this prospectus under “Appendix A—Funds available under the Contract” may be available under your employer’s plan. You may only invest in those Underlying Funds under the terms of your employer’s plan.
The Investment Accounts Appendix A—Funds available under the Contract

● Your employer’s plan may impose additional restrictions, including restrictions on allocations of Premiums and transfers of Accumulation. Please see your employer’s plan.	The Investment Accounts
● We reserve the right to stop accepting additional purchase payments.

● We have adopted policies and procedures to discourage market timing and frequent transaction activity and to control certain transfer activity.	Market Timing and Excessive Trading Policy

● We reserve the right to limit transfers and exchanges into or out of an Investment Account in circumstances of frequent activity.	Market Timing and Excessive Trading Policy

●
No, TIAA generally does not restrict the amount or frequency of payment of Premiums to your Contract, although we may in the future. Your employer’s retirement plan may limit your premium amounts. We reserve the right to limit to $300,000 the total Premiums paid on your Contract and any other TIAA annuity contract on your life in any twelve-month period. In addition, the IRC limits the total annual Premiums you may invest in plans qualified for favorable tax treatment. TIAA will not accept Premiums after your annuity starting date or death.
Premium

Key Information, Benefit Restrictions [Text Block]

Are There Any Restrictions on Contract Benefits?	● To the extent any optional benefits are available under your Contract, they are subject to a minimum dollar amount.	Transfers and access to your money

Tax Implications [Text Block]

TAXES

What Are the Contract’s Tax Implications?	● You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.	Possible Adverse Tax Consequences

●
Generally, you are not taxed until you make a withdrawal from the Contract. Withdrawals on your Contract will be subject to ordinary income tax and may be subject to a 10% premature distribution tax penalty if taken before age 59 1⁄2.
Taxation on withdrawals

● Subject to your employer’s plan, premium taxes may apply with respect to the Contract.	Premium Taxes

● If you purchase the Contract through a tax‑qualified plan, you do not get any additional tax benefit.	Tax Deferral

Investment Professional Compensation [Text Block]

How are Investment Professionals Compensated?	Your TIAA financial professional has an incentive to recommend products or services available through TIAA, including this Contract, that increase his or her compensation (in the form of an additional cash benefit, e.g., a bonus) and the compensation to TIAA and its affiliates. As such, your TIAA financial professional has a conflict of interest when they offer or recommend this Contract over another investment. Learn more about our compensation practices and related conflicts of interest at TIAA.org/relationshipdisclosures.	Conflicts of interest

Exchanges [Text Block]

Location in Prospectus
Should I Exchange My Contract?	Some TIAA financial professionals may have a financial incentive to offer you a new Contract in place of one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both Contracts, and the fees and penalties in terminating the existing Contract, that it is preferable for you to purchase the new Contract rather than continue to own the existing contract.	Conflicts of interest

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
Fee and expense tables
The following tables describe the fees and expenses that you will pay when buying, owning and surrendering, or making withdrawals from the Contract. Please refer to your plan documents for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, request a loan, or transfer Contract value between investment options. The fees and expenses in the table do not reflect any advisory fees you may elect to pay to financial intermediaries. State premium taxes may also be deducted.
TRANSACTION EXPENSES

	Charge
Contracts	Level 1	Level 2	Level 3	Level 4
Sales load imposed on purchases (as a percentage of Premiums)	none	none	none	none
Deferred sales load (or surrender charge) (as a percentage of Premiums or amount surrendered, as applicable)	none	none	none	none
Exchange fee[1]	none	none	none	none
Retirement Plan Loan (Loan Origination Fee)[2]	$125	$125	$125	$125
Retirement Plan Loan (Annual Maintenance Fee)[2]	$25	$25	$25	$25
[1]	We do not charge an exchange fee, but we reserve the right to administer and collect a redemption fee imposed by an Underlying Fund that may impose them.
[2]	A Retirement Plan Loan includes a $75 one‑time origination fee or $125 for a residential loan and a $25 annual maintenance fee.
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including fund fees and expenses).
ANNUAL CONTRACT EXPENSES

Charge
Contract - Accumulation Expenses	Level 1	Level 2	Level 3	Level 4
Administrative Expense (Annual Account Fee)¹	none	none	none	none
Base Contract Expenses (as a percentage of average account value)	0.10%	0.30%	0.45%	0.75%
Optional Benefit Expenses (as a percentage of average account value)¹	none	none	none	none
[1]	We do not charge an annual account fee nor a fee for optional benefits. However, the Base Contract Expenses include an administrative expense charge.

Charge
Contract - Payout Annuity Expenses	Level 1	Level 2	Level 3	Level 4
Administrative Expense (Annual Account Fee)¹	none	none	none	none
Base Contract Expenses (as a percentage of average account value)	0.34%	0.34%	0.34%	0.34%
Optional Benefit Expenses (as a percentage of average account value)¹	none	none	none	none
[1]	We do not charge an annual account fee nor a fee for optional benefits. However, the Base Contract Expenses include an administrative expense charge.
The next table shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the Contract. A complete list of the Funds available under the Contract, including their annual expenses, may be found in this prospectus under: “Appendix A—Funds available under the Contract.”
ANNUAL FUND EXPENSES

	Minimum	Maximum
Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b‑1) fees and other expenses (before contractual fee waiver/expense reimbursements)	0.02%	4.29%
Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b‑1) fees and other expenses (after contractual fee waiver/expense reimbursements)*	0.02%	1.10%
*	Certain funds’ expenses in this table are subject to a fee waiver or an expense reimbursement arrangement. Please see, “Appendix A—Funds available under the Contract” below for additional information.
Example
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, Annual Contract Expenses, and Annual Fund Expenses. The fees and expenses in this Example do not reflect any advisory fees you may elect to pay financial intermediaries.
The Example for each Contract Level assumes that you invest $100,000 in the Contract for the time periods indicated. The Example for each Contract Level also assumes that your investment has a 5% return each year and assumes the most expensive combination of Annual Fund Expenses and elected optional benefits and the least expensive combination of Annual Fund Expenses and no elected optional benefit. We do not impose a surrender charge when you make a withdrawal nor do we charge for any elected optional benefit under the Contract. As a result, your Contract value would be the same whether or not you surrender, or annuitize at the end of the applicable time period. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:
LEVEL 1 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,230	$3,831	$6,632	$14,611
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$123	$387	$678	$1,538
LEVEL 2 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,435	$4,460	$7,705	$16,885
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$328	$1,031	$1,801	$4,063
LEVEL 3 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,589	$4,931	$8,505	$18,562
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$482	$1,512	$2,636	$5,925
LEVEL 4 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,896	$5,867	$10,088	$21,843
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$789	$2,469	$4,293	$9,569

Transaction Expenses [Table Text Block]
TRANSACTION EXPENSES

	Charge
Contracts	Level 1	Level 2	Level 3	Level 4
Sales load imposed on purchases (as a percentage of Premiums)	none	none	none	none
Deferred sales load (or surrender charge) (as a percentage of Premiums or amount surrendered, as applicable)	none	none	none	none
Exchange fee[1]	none	none	none	none
Retirement Plan Loan (Loan Origination Fee)[2]	$125	$125	$125	$125
Retirement Plan Loan (Annual Maintenance Fee)[2]	$25	$25	$25	$25
[1]	We do not charge an exchange fee, but we reserve the right to administer and collect a redemption fee imposed by an Underlying Fund that may impose them.
[2]	A Retirement Plan Loan includes a $75 one‑time origination fee or $125 for a residential loan and a $25 annual maintenance fee.

Other Transaction Fee (of Other Amount), Footnotes [Text Block]	We do not charge an exchange fee, but we reserve the right to administer and collect a redemption fee imposed by an Underlying Fund that may impose them.A Retirement Plan Loan includes a $75 one‑time origination fee or $125 for a residential loan and a $25 annual maintenance fee.
Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including fund fees and expenses).
ANNUAL CONTRACT EXPENSES

Charge
Contract - Accumulation Expenses	Level 1	Level 2	Level 3	Level 4
Administrative Expense (Annual Account Fee)¹	none	none	none	none
Base Contract Expenses (as a percentage of average account value)	0.10%	0.30%	0.45%	0.75%
Optional Benefit Expenses (as a percentage of average account value)¹	none	none	none	none
[1]	We do not charge an annual account fee nor a fee for optional benefits. However, the Base Contract Expenses include an administrative expense charge.

Charge
Contract - Payout Annuity Expenses	Level 1	Level 2	Level 3	Level 4
Administrative Expense (Annual Account Fee)¹	none	none	none	none
Base Contract Expenses (as a percentage of average account value)	0.34%	0.34%	0.34%	0.34%
Optional Benefit Expenses (as a percentage of average account value)¹	none	none	none	none
[1]	We do not charge an annual account fee nor a fee for optional benefits. However, the Base Contract Expenses include an administrative expense charge.

Administrative Expense, Footnotes [Text Block]	We do not charge an annual account fee nor a fee for optional benefits. However, the Base Contract Expenses include an administrative expense charge.
Optional Benefit Expense, Footnotes [Text Block]	We do not charge an annual account fee nor a fee for optional benefits. However, the Base Contract Expenses include an administrative expense charge.
Annual Portfolio Company Expenses [Table Text Block]
ANNUAL FUND EXPENSES

	Minimum	Maximum
Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b‑1) fees and other expenses (before contractual fee waiver/expense reimbursements)	0.02%	4.29%
Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b‑1) fees and other expenses (after contractual fee waiver/expense reimbursements)*	0.02%	1.10%
*	Certain funds’ expenses in this table are subject to a fee waiver or an expense reimbursement arrangement. Please see, “Appendix A—Funds available under the Contract” below for additional information.

Portfolio Company Expenses, Footnotes [Text Block]	Certain funds’ expenses in this table are subject to a fee waiver or an expense reimbursement arrangement. Please see, “Appendix A—Funds available under the Contract” below for additional information.
Surrender Example [Table Text Block]
Example
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, Annual Contract Expenses, and Annual Fund Expenses. The fees and expenses in this Example do not reflect any advisory fees you may elect to pay financial intermediaries.
The Example for each Contract Level assumes that you invest $100,000 in the Contract for the time periods indicated. The Example for each Contract Level also assumes that your investment has a 5% return each year and assumes the most expensive combination of Annual Fund Expenses and elected optional benefits and the least expensive combination of Annual Fund Expenses and no elected optional benefit. We do not impose a surrender charge when you make a withdrawal nor do we charge for any elected optional benefit under the Contract. As a result, your Contract value would be the same whether or not you surrender, or annuitize at the end of the applicable time period. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:
LEVEL 1 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,230	$3,831	$6,632	$14,611
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$123	$387	$678	$1,538
LEVEL 2 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,435	$4,460	$7,705	$16,885
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$328	$1,031	$1,801	$4,063
LEVEL 3 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,589	$4,931	$8,505	$18,562
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$482	$1,512	$2,636	$5,925
LEVEL 4 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,896	$5,867	$10,088	$21,843
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$789	$2,469	$4,293	$9,569

Annuitize Example [Table Text Block]
Example
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, Annual Contract Expenses, and Annual Fund Expenses. The fees and expenses in this Example do not reflect any advisory fees you may elect to pay financial intermediaries.
The Example for each Contract Level assumes that you invest $100,000 in the Contract for the time periods indicated. The Example for each Contract Level also assumes that your investment has a 5% return each year and assumes the most expensive combination of Annual Fund Expenses and elected optional benefits and the least expensive combination of Annual Fund Expenses and no elected optional benefit. We do not impose a surrender charge when you make a withdrawal nor do we charge for any elected optional benefit under the Contract. As a result, your Contract value would be the same whether or not you surrender, or annuitize at the end of the applicable time period. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:
LEVEL 1 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,230	$3,831	$6,632	$14,611
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$123	$387	$678	$1,538
LEVEL 2 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,435	$4,460	$7,705	$16,885
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$328	$1,031	$1,801	$4,063
LEVEL 3 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,589	$4,931	$8,505	$18,562
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$482	$1,512	$2,636	$5,925
LEVEL 4 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,896	$5,867	$10,088	$21,843
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$789	$2,469	$4,293	$9,569

No Surrender Example [Table Text Block]
Example
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, Annual Contract Expenses, and Annual Fund Expenses. The fees and expenses in this Example do not reflect any advisory fees you may elect to pay financial intermediaries.
The Example for each Contract Level assumes that you invest $100,000 in the Contract for the time periods indicated. The Example for each Contract Level also assumes that your investment has a 5% return each year and assumes the most expensive combination of Annual Fund Expenses and elected optional benefits and the least expensive combination of Annual Fund Expenses and no elected optional benefit. We do not impose a surrender charge when you make a withdrawal nor do we charge for any elected optional benefit under the Contract. As a result, your Contract value would be the same whether or not you surrender, or annuitize at the end of the applicable time period. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:
LEVEL 1 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,230	$3,831	$6,632	$14,611
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$123	$387	$678	$1,538
LEVEL 2 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,435	$4,460	$7,705	$16,885
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$328	$1,031	$1,801	$4,063
LEVEL 3 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,589	$4,931	$8,505	$18,562
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$482	$1,512	$2,636	$5,925
LEVEL 4 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,896	$5,867	$10,088	$21,843
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$789	$2,469	$4,293	$9,569

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk of Loss. The Contract is subject to market risk (the risk that your investments may decline in value or underperform your expectations). As a result, you can lose money by investing in the Contract, including loss of principal. An investment in the Contract is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
Benefits available under the Contracts
The following table summarizes information about the benefits available under the Contracts.

Name of benefit Purpose	Standard/ Optional	Maximum fee	Brief description of restrictions/limitations
Death benefit
The amount of the death benefit is the Accumulation on the Valuation Day that we authorize payment of the death benefit.	Standard	None	● Withdrawals could significantly reduce the death benefit.

Name of benefit Purpose	Standard/ Optional	Maximum fee	Brief description of restrictions/limitations
Lump‑sum benefit
Subject to the provisions under your Contract, you may redeem Accumulation Units generally not less than $1,000 from one or more of the Investment Accounts.	Optional	None
●
Subject generally to a minimum amount of $1,000.

●
A lump‑sum benefit will not be available before the earliest date permitted under your employer’s plan.

●
The portion of your Accumulation available to you as a lump‑sum benefit may be limited by your employer’s plan.

●
If you are married and if some or all of your Accumulation is subject to ERISA, your right to receive a lump‑sum benefit is subject to the rights of your spouse.

●
Withdrawals will lower your Contract value, will be subject to ordinary tax and may be subject to a 10% premature distribution tax penalty if taken before age 59 1⁄2.

Systematic Withdrawals
Subject to the provisions under your Contract, you may redeem Accumulation Units generally not less than $100 from one or more of the Investment Accounts on a systematic basis.	Optional	None
●
Subject generally to a minimum amount of $100.

●
May be paid semi-monthly, monthly, quarterly, semi-annually or annually.

●
If you are married and if some or all of your Accumulation is subject to ERISA, your right to receive a lump‑sum benefit is subject to the rights of your spouse.

●
Withdrawals will lower your Contract value, will be subject to ordinary income tax and may be subject to a 10% premature distribution tax penalty if taken before age 59 1⁄2.

Systematic Internal Transfers
Subject to the provisions under your Contract, you may internally transfer Accumulation Units generally not less than $100 from one Investment Account to another Investment Account or to your companion TIAA contract on a systematic basis.
	Optional	None	● Subject generally to a minimum amount of $100 and may be subject to a redemption charge. ● Internal transfers may be scheduled semi-monthly, monthly, quarterly, semi-annually or annually.

Name of benefit Purpose	Standard/ Optional	Maximum fee	Brief description of restrictions/limitations
Systematic Withdrawals to Pay Financial Advisory Fees
Subject to the provisions under your Contract and in certain situations, as agreed to between you and a registered investment adviser, you can set up a program to have money withdrawn directly from your Contract to pay your advisor.
	Optional	None
●
Systematic withdrawals to pay financial advisory fees are subject special rules.

●
We reserve the right to determine the eligibility of financial advisors for this type of fee reimbursement.

●
The amount withdrawn is subject to a minimum amount of $100.

●
Withdrawals will lower your Contract value.

●
You should consult a qualified tax advisor regarding the tax treatment of the payment of adviser fees from your Contract.

Benefits Available [Table Text Block]
The following table summarizes information about the benefits available under the Contracts.

Name of benefit Purpose	Standard/ Optional	Maximum fee	Brief description of restrictions/limitations
Death benefit
The amount of the death benefit is the Accumulation on the Valuation Day that we authorize payment of the death benefit.	Standard	None	● Withdrawals could significantly reduce the death benefit.

Name of benefit Purpose	Standard/ Optional	Maximum fee	Brief description of restrictions/limitations
Lump‑sum benefit
Subject to the provisions under your Contract, you may redeem Accumulation Units generally not less than $1,000 from one or more of the Investment Accounts.	Optional	None
●
Subject generally to a minimum amount of $1,000.

●
A lump‑sum benefit will not be available before the earliest date permitted under your employer’s plan.

●
The portion of your Accumulation available to you as a lump‑sum benefit may be limited by your employer’s plan.

●
If you are married and if some or all of your Accumulation is subject to ERISA, your right to receive a lump‑sum benefit is subject to the rights of your spouse.

●
Withdrawals will lower your Contract value, will be subject to ordinary tax and may be subject to a 10% premature distribution tax penalty if taken before age 59 1⁄2.

Systematic Withdrawals
Subject to the provisions under your Contract, you may redeem Accumulation Units generally not less than $100 from one or more of the Investment Accounts on a systematic basis.	Optional	None
●
Subject generally to a minimum amount of $100.

●
May be paid semi-monthly, monthly, quarterly, semi-annually or annually.

●
If you are married and if some or all of your Accumulation is subject to ERISA, your right to receive a lump‑sum benefit is subject to the rights of your spouse.

●
Withdrawals will lower your Contract value, will be subject to ordinary income tax and may be subject to a 10% premature distribution tax penalty if taken before age 59 1⁄2.

Systematic Internal Transfers
Subject to the provisions under your Contract, you may internally transfer Accumulation Units generally not less than $100 from one Investment Account to another Investment Account or to your companion TIAA contract on a systematic basis.
	Optional	None	● Subject generally to a minimum amount of $100 and may be subject to a redemption charge. ● Internal transfers may be scheduled semi-monthly, monthly, quarterly, semi-annually or annually.

Name of benefit Purpose	Standard/ Optional	Maximum fee	Brief description of restrictions/limitations
Systematic Withdrawals to Pay Financial Advisory Fees
Subject to the provisions under your Contract and in certain situations, as agreed to between you and a registered investment adviser, you can set up a program to have money withdrawn directly from your Contract to pay your advisor.
	Optional	None
●
Systematic withdrawals to pay financial advisory fees are subject special rules.

●
We reserve the right to determine the eligibility of financial advisors for this type of fee reimbursement.

●
The amount withdrawn is subject to a minimum amount of $100.

●
Withdrawals will lower your Contract value.

●
You should consult a qualified tax advisor regarding the tax treatment of the payment of adviser fees from your Contract.

Optional Benefit Expense, Footnotes [Text Block]	We do not charge an annual account fee nor a fee for optional benefits. However, the Base Contract Expenses include an administrative expense charge.
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Appendix A—Funds available under the Contract
The following is a list of Funds available under the Contract. The availability of Funds to invest in may vary by Employer and you should refer to your plan documents for the list of available Funds. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at: www.tiaa.org/access_pro. You can also request this information at no cost by calling 800‑842‑2252, or by sending an email request to: disclosure@tiaa.org.
The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

				Average Annual Total Returns (12/31/25)
Type	Fund and Adviser/Subadviser	Current expenses		One year	Five year	Ten year
Fixed Income	Nuveen Bond Index Fund (Class R6) Teachers Advisors, LLC	0.07%		7.11%	-0.45%	1.89%
Fixed Income	Nuveen Core Bond Fund (Class R6) Teachers Advisors, LLC	0.29%		7.36%	0.14%	2.57%
Equity	Nuveen Core Equity Fund (Class R6) Teachers Advisors, LLC	0.40%		14.11%	13.80%	14.12%
Fixed Income	Nuveen Core Impact Bond Fund (Class R6) Teachers Advisors, LLC	0.35%		7.50%	-0.10%	2.32%
Fixed Income	Nuveen Core Plus Bond Fund (Class R6) Teachers Advisors, LLC	0.30%		7.34%	0.47%	2.84%
Equity	Nuveen Emerging Markets Equity Fund (Class R6) Teachers Advisors, LLC	0.89%		36.05%	0.61%	7.06%
Equity	Nuveen Emerging Markets Equity Index Fund (Class R6) Teachers Advisors, LLC	0.15%		34.13%	3.87%	8.20%
Equity	Nuveen Equity Index Fund (Class R6) Teachers Advisors, LLC	0.04%		17.07%	13.11%	14.25%
Fixed Income	Nuveen Green Bond Fund (Class R6) Teachers Advisors, LLC	0.45	%¹	6.74%	0.25%	N/A

				Average Annual Total Returns (12/31/25)
Type	Fund and Adviser/Subadviser	Current expenses		One year	Five year	Ten year
Fixed Income	Nuveen High Yield Fund (Class R6) Teachers Advisors, LLC	0.36%		8.39%	4.54%	5.92%
Fixed Income	Nuveen Inflation Linked Bond Fund (Class R6) Teachers Advisors, LLC	0.26%		7.08%	2.43%	3.15%
Fixed Income	Nuveen International Bond Fund (Class R6) Teachers Advisors, LLC	0.60	%¹	4.24%	0.61%	N/A
Equity	Nuveen International Equity Fund (Class R6) Teachers Advisors, LLC	0.45%		33.33%	8.23%	8.03%
Equity	Nuveen International Equity Index Fund (Class R6) Teachers Advisors, LLC	0.05%		31.58%	9.02%	8.36%
Equity	Nuveen International Opportunities Fund (Class R6) Teachers Advisors, LLC	0.60%		20.39%	1.78%	7.68%
Equity	Nuveen International Responsible Equity Fund (Class R6) Teachers Advisors, LLC	0.33%		28.59%	8.58%	8.33%
Equity	Nuveen Large Cap Growth Fund (Class R6) Teachers Advisors, LLC	0.40%		15.59%	11.51%	15.80%
Equity	Nuveen Large Cap Growth Index Fund (Class R6) Teachers Advisors, LLC	0.05%		18.50%	15.26%	18.06%
Equity	Nuveen Large Cap Responsible Equity Fund (Class R6) Teachers Advisors, LLC	0.17%		16.61%	11.93%	13.68%
Equity	Nuveen Large Cap Value Fund (Class R6) Teachers Advisors, LLC	0.40%		17.49%	12.74%	10.79%
Equity	Nuveen Large Cap Value Index Fund (Class R6) Teachers Advisors, LLC	0.05%		15.84%	11.27%	10.48%
Asset Allocation	Nuveen Lifecycle Retirement Income Fund (Class R6) Teachers Advisors, LLC	0.37	%¹	11.78%	4.55%	6.23%
Asset Allocation	Nuveen Lifecycle 2010 Fund (Class R6) Teachers Advisors, LLC	0.36	%¹	11.42%	4.49%	6.29%
Asset Allocation	Nuveen Lifecycle 2015 Fund (Class R6) Teachers Advisors, LLC	0.37	%¹	11.68%	4.67%	6.60%

				Average Annual Total Returns (12/31/25)
Type	Fund and Adviser/Subadviser	Current expenses		One year	Five year	Ten year
Asset Allocation	Nuveen Lifecycle 2020 Fund (Class R6) Teachers Advisors, LLC	0.39	%¹	12.41%	5.06%	7.07%
Asset Allocation	Nuveen Lifecycle 2025 Fund (Class R6) Teachers Advisors, LLC	0.39	%¹	13.00%	5.59%	7.69%
Asset Allocation	Nuveen Lifecycle 2030 Fund (Class R6) Teachers Advisors, LLC	0.40	%¹	14.18%	6.35%	8.43%
Asset Allocation	Nuveen Lifecycle 2035 Fund (Class R6) Teachers Advisors, LLC	0.41	%¹	15.30%	7.19%	9.18%
Asset Allocation	Nuveen Lifecycle 2040 Fund (Class R6) Teachers Advisors, LLC	0.42	%¹	17.02%	8.28%	10.05%
Asset Allocation	Nuveen Lifecycle 2045 Fund (Class R6) Teachers Advisors, LLC	0.43	%¹	18.13%	9.01%	10.63%
Asset Allocation	Nuveen Lifecycle 2050 Fund (Class R6) Teachers Advisors, LLC	0.44	%¹	18.74%	9.33%	10.84%
Asset Allocation	Nuveen Lifecycle 2055 Fund (Class R6) Teachers Advisors, LLC	0.45	%¹	18.88%	9.44%	10.95%
Asset Allocation	Nuveen Lifecycle 2060 Fund (Class R6) Teachers Advisors, LLC	0.45	%¹	19.08%	9.55%	11.06%
Asset Allocation	Nuveen Lifecycle 2065 Fund (Class R6) Teachers Advisors, LLC	0.45	%¹	19.19%	9.71%	N/A
Asset Allocation	Nuveen Lifecycle 2070 Fund (Class R6) Teachers Advisors, LLC	0.45	%¹	N/A	N/A	N/A
Asset Allocation	Nuveen Lifecycle Index Retirement Income Fund (Class R6) Teachers Advisors, LLC	0.10	%¹	12.93%	4.79%	6.37%
Asset Allocation	Nuveen Lifecycle Index 2010 Fund (Class R6) Teachers Advisors, LLC	0.10	%¹	12.08%	4.47%	6.28%
Asset Allocation	Nuveen Lifecycle Index 2015 Fund (Class R6) Teachers Advisors, LLC	0.10	%¹	12.91%	4.95%	6.78%

				Average Annual Total Returns (12/31/25)
Type	Fund and Adviser/Subadviser	Current expenses		One year	Five year	Ten year
Asset Allocation	Nuveen Lifecycle Index 2020 Fund (Class R6) Teachers Advisors, LLC	0.10	%¹	13.73%	5.42%	7.31%
Asset Allocation	Nuveen Lifecycle Index 2025 Fund (Class R6) Teachers Advisors, LLC	0.10	%¹	14.49%	6.02%	8.01%
Asset Allocation	Nuveen Lifecycle Index 2030 Fund (Class R6) Teachers Advisors, LLC	0.10	%¹	15.74%	6.84%	8.80%
Asset Allocation	Nuveen Lifecycle Index 2035 Fund (Class R6) Teachers Advisors, LLC	0.10	%¹	17.00%	7.77%	9.63%
Asset Allocation	Nuveen Lifecycle Index 2040 Fund (Class R6) Teachers Advisors, LLC	0.10	%¹	18.83%	8.97%	10.58%
Asset Allocation	Nuveen Lifecycle Index 2045 Fund (Class R6) Teachers Advisors, LLC	0.10	%¹	20.11%	9.80%	11.22%
Asset Allocation	Nuveen Lifecycle Index 2050 Fund (Class R6) Teachers Advisors, LLC	0.10	%¹	20.72%	10.13%	11.46%
Asset Allocation	Nuveen Lifecycle Index 2055 Fund (Class R6) Teachers Advisors, LLC	0.10	%¹	20.93%	10.27%	11.59%
Asset Allocation	Nuveen Lifecycle Index 2060 Fund (Class R6) Teachers Advisors, LLC	0.10	%¹	21.08%	10.41%	11.72%
Asset Allocation	Nuveen Lifecycle Index 2065 Fund (Class R6) Teachers Advisors, LLC	0.10	%¹	21.22%	10.59%	N/A
Asset Allocation	Nuveen Lifecycle Index 2070 Fund (Class R6) Teachers Advisors, LLC	0.10	%¹	N/A	N/A	N/A
Equity	Nuveen Quant Mid Cap Growth Fund (Class R6) Teachers Advisors, LLC	0.50%		4.48%	-1.05%	8.07%
Equity	Nuveen Mid Cap Value Opportunities Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.76	%¹	10.10%	11.46%	N/A
Equity	Nuveen Mid Cap Value Fund (Class R6) Teachers Advisors, LLC	0.46%		10.22%	10.75%	8.55%
Money Market	Nuveen Money Market Fund (Class R6) Teachers Advisors, LLC	0.12%		4.24%	3.17%	2.11%

				Average Annual Total Returns (12/31/25)
Type	Fund and Adviser/Subadviser	Current expenses		One year	Five year	Ten year
Equity	Nuveen Quant Small/Mid Cap Equity Fund (Class R6) Teachers Advisors, LLC	0.46%		16.20%	12.92%	N/A
Equity	Nuveen Quant Small Cap Equity Fund (Class R6) Teachers Advisors, LLC	0.40%		16.48%	11.20%	11.18%
Equity	Nuveen Real Estate Securities Select Fund (Class R6) Teachers Advisors, LLC	0.50%		2.09%	3.69%	6.00%
Equity	Nuveen S&P 500 Index Fund (Class R6) Teachers Advisors, LLC	0.05%		17.82%	14.37%	14.76%
Fixed Income	Nuveen Short Duration Impact Bond Fund (Class R6) Teachers Advisors, LLC	0.35	%¹	5.91%	2.48%	N/A
Fixed Income	Nuveen Short Term Bond Fund (Class R6) Teachers Advisors, LLC	0.27%		5.90%	2.72%	2.68%
Fixed Income	Nuveen Short Term Bond Index Fund (Class R6) Teachers Advisors, LLC	0.07%		5.30%	1.93%	1.99%
Equity	Nuveen Small Cap Blend Index Fund (Class R6) Teachers Advisors, LLC	0.05%		12.79%	6.17%	9.74%
Equity	Nuveen Winslow Large‑Cap Growth ESG Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Winslow Capital Management, LLC (Subadviser)	0.54	%¹	13.03%	13.04%	16.52%
Specialty	Amana Growth Fund (Institutional Shares) Saturna Capital Corporation	0.61%		17.89%	12.91%	16.66%
Equity	Amana Income Fund (Institutional Class) Saturna Capital Corporation	0.76%		16.65%	11.04%	11.88%
Fixed Income	Amana Participation Fund (Institutional Shares) Saturna Capital Corporation	0.59%		6.32%	1.71%	2.63%
Equity	American Beacon Man Large Cap Growth Fund (Class R6) American Beacon Advisors, Inc. (Investment adviser) and Numeric Investors, LLC (Subadviser)	0.78%		16.25%	11.59%	14.38%
Equity	American Century Mid Cap Value Fund (Class R6) American Century Investment Management, Inc.	0.62%		9.34%	9.15%	9.43%

				Average Annual Total Returns (12/31/25)
Type	Fund and Adviser/Subadviser	Current expenses		One year	Five year	Ten year
Equity	American Funds EUPAC Fund (Class R6) Capital Research and Management Company	0.47%		29.18%	4.59%	8.46%
Specialty	American Funds New Perspective Fund (Class R6) Capital Research and Management Company	0.40%		21.62%	9.37%	13.05%
Equity	American Funds Washington Mutual Investors Fund (Class R6) Capital Research and Management Company	0.26%		17.52%	14.31%	13.49%
Equity	Ariel Appreciation Fund (Institutional Class) Ariel Investments, LLC	0.84%		11.49%	7.90%	8.28%
Fixed Income	BlackRock High Yield Fund (Class K) BlackRock Advisors, LLC (Investment Adviser) and BlackRock International Limited (Subadviser)	0.48%		9.45%	5.12%	6.56%
Fixed Income	BlackRock Inflation Protected Bond Fund (Class K) BlackRock Advisors, LLC (Investment Adviser) and BlackRock International Limited and BlackRock (Singapore) Limited (Subadviser)	1.04	%¹	7.05%	1.17%	3.09%
Fixed Income	BlackRock Total Return Fund (Class K) BlackRock Advisors, LLC (Investment Adviser) and BlackRock International Limited and BlackRock (Singapore) Limited (Subadviser)	0.37%		8.19%	-0.08%	2.49%
Equity	Champlain Mid Cap Fund (Institutional Class) Champlain Investment Partners, LLC	0.84%		1.70%	2.83%	10.73%
Equity	DFA Emerging Markets Portfolio (Institutional Class) Dimensional Fund Advisors LP (Investment adviser) and Dimensional Fund Advisors Ltd. and DFA Australia Limited (Subadviser)	0.36	%¹	33.57%	6.59%	9.17%
Equity	DFA US Sustainability Core 1 Portfolio (Institutional Class) Dimensional Fund Advisors LP	0.17%		15.93%	13.43%	14.55%
Equity	Dodge & Cox International Stock Fund (Class I) Dodge & Cox	0.62%		38.71%	11.70%	9.14%
Equity	Invesco Discovery Mid Cap Growth Fund (Class R6) Invesco Advisers, Inc.	0.67%		5.18%	4.16%	11.52%

				Average Annual Total Returns (12/31/25)
Type	Fund and Adviser/Subadviser	Current expenses		One year	Five year	Ten year
Equity	iShares Russell Mid‑Cap Index Fund (Class K) BlackRock Advisors, LLC (Investment adviser) and BlackRock Fund Advisors (Subadviser)	0.04%		10.48%	8.67%	10.99%
Fixed Income	JPMorgan Core Plus Bond Fund (Class R6) JPMorgan Investment Management Inc.	0.38	%¹	8.06%	0.63%	2.79%
Equity	JPMorgan Equity Income Fund (Class R6) JPMorgan Investment Management Inc.	0.45%		14.87%	10.92%	11.12%
Equity	JPMorgan Large Cap Growth Fund (Class R6) JPMorgan Investment Management Inc.	0.44	%¹	14.40%	12.97%	18.56%
Equity	JPMorgan Small Cap Value Fund (Class R6) JPMorgan Investment Management Inc.	0.74	%¹	12.41%	9.93%	9.01%
Equity	Lazard International Equity Portfolio (Class R6) Lazard Asset Management LLC	1.10	%¹	33.12%	7.95%	6.82%
Fixed Income	Lord Abbett High Yield Fund (Class R6) Lord Abbett & Co. LLC	0.63%		7.55%	3.61%	5.69%
Specialty	MFS International Diversification Fund (Class R6) Massachusetts Financial Services Company	0.73	%¹	27.96%	6.88%	9.21%
Equity	MFS Mid Cap Growth Fund (Class R6) Massachusetts Financial Services Company	0.65	%¹	3.81%	3.46%	11.52%
Equity	MFS Mid Cap Value Fund (Class R6) Massachusetts Financial Services Company	0.61	%¹	6.49%	10.43%	10.15%
Equity	MFS Value Fund (Class R6) Massachusetts Financial Services Company	0.44	%¹	13.27%	10.20%	10.33%
Equity	Nationwide Geneva Small Cap Growth Fund (Class R6) Nationwide Fund Advisors (Investment adviser) and Geneva Capital Management LLC (Subadviser)	0.82%		-8.26%	1.60%	10.37%
Equity	Nomura Emerging Markets Fund (Class R6) Delaware Management Company (Investment Adviser), a series of Nomura Investment Management Business Trust	1.06	%¹	87.21%	10.47%	N/A

				Average Annual Total Returns (12/31/25)
Type	Fund and Adviser/Subadviser	Current expenses		One year	Five year	Ten year
Equity	Nomura Small Cap Value Fund (Class R6) Delaware Management Company (Investment Adviser), a series of Nomura Investment Management Business Trust	0.71%		8.10%	9.31%	N/A
Equity	Northern World Selection Index Fund (Class K) Northern Trust Investments, Inc.	0.24%		21.02%	12.36%	12.31%
Fixed Income	NYLI Mackay High Yield Corporate Bond Fund (Class R6) MacKay Shields LLC (Subadviser)	0.57%		7.10%	4.53%	6.14%
Equity	Parnassus Core Equity Fund (Institutional Shares) Parnassus Investments, LLC	0.61%		11.88%	11.64%	13.56%
Equity	Parnassus Mid Cap Fund (Institutional Shares) Parnassus Investments, LLC	0.75	%¹	13.08%	5.22%	9.24%
Equity	Parnassus Mid Cap Growth Fund (Institutional Shares) Parnassus Investments, LLC	0.68	%¹	9.34%	3.67%	9.12%
Equity	Parnassus Value Equity Fund (Institutional Shares) Parnassus Investments, LLC	0.65	%¹	19.32%	11.62%	14.11%
Fixed Income	PGIM Total Return Bond Fund (Class R6) PGIM Investments LLC (Investment Adviser) and PGIM Fixed Income (Subadviser)	0.39	%¹	7.79%	0.14%	3.01%
Equity	T. Rowe Price® Blue Chip Growth Fund (I Class) T. Rowe Price® Associates, Inc.	0.57%		18.94%	11.85%	15.81%
Equity	T. Rowe Price® Large‑Cap Growth Fund (I Class) T. Rowe Price® Associates, Inc.	0.55%		17.65%	12.46%	16.91%
Equity	T. Rowe Price® Integrated U.S. Small‑Cap Growth Equity Fund (I Class) T. Rowe Price® Associates, Inc.	0.65%		10.32%	5.56%	N/A
Fixed Income	Templeton Global Bond Fund (Class R6) Franklin Advisers, Inc.	0.59	%¹	17.16%	-0.88%	0.33%
Equity	Vanguard® Balanced Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.07%		13.58%	7.75%	9.50%

			Average Annual Total Returns (12/31/25)
Type	Fund and Adviser/Subadviser	Current expenses	One year	Five year	Ten year
Index	Vanguard® Emerging Markets Stock Index Fund (Institutional Plus Shares) The Vanguard Group, Inc.	0.05%	24.82%	4.69%	8.16%
Equity	Vanguard® Equity Income Fund (Admiral Shares) Wellington Management Company, LLP and The Vanguard Group, Inc.	0.17%	17.22%	12.82%	11.73%
Equity	Vanguard® Explorer Fund (Admiral Shares) ArrowMark Partners; ClearBridge Investments, LLC; Stephens Investment Management Group, LLC; Wellington Management Company, LLP and The Vanguard Group, Inc.	0.28%	7.23%	4.88%	11.47%
Equity	Vanguard® Extended Market Index Fund (Institutional Plus Shares) The Vanguard Group, Inc.	0.04%	11.42%	6.21%	11.03%
Money Market	Vanguard® Federal Money Market Fund (Investor Shares) The Vanguard Group, Inc.	0.11%	4.22%	3.20%	2.14%
Equity	Vanguard® FTSE Social Index Fund (Institutional Shares) The Vanguard Group, Inc.	0.03%	17.31%	13.54%	15.17%
Fixed Income	Vanguard® Inflation-Protected Securities Fund (Admiral Shares) The Vanguard Group, Inc.	0.10%	6.87%	1.03%	2.98%
Equity	Vanguard® Institutional Index Fund (Institutional Plus Shares) The Vanguard Group, Inc.	0.02%	17.86%	14.40%	14.80%
Fixed Income	Vanguard® Intermediate-Term Treasury Fund (Admiral Shares) The Vanguard Group, Inc.	0.10%	7.63%	-0.04%	1.82%
Equity	Vanguard® Mid‑Cap Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.05%	11.67%	8.60%	10.91%
Equity	Vanguard® Real Estate Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.13%	3.19%	4.64%	5.14%
Equity	Vanguard® Selected Value Fund (Investor Shares) Cooke & Bieler, LP; Donald Smith & Co., Inc. and Pzena Investment Management, LLC	0.34%	10.98%	12.01%	10.43%
Equity	Vanguard® Small‑Cap Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.05%	8.83%	7.34%	10.43%

			Average Annual Total Returns (12/31/25)
Type	Fund and Adviser/Subadviser	Current expenses	One year	Five year	Ten year
Equity	Vanguard® Small‑Cap Value Index Fund (Institutional Shares) The Vanguard Group, Inc.	0.05%	9.10%	10.57%	10.16%
Fixed Income	Vanguard® Total Bond Market Index Fund (Institutional Plus Shares) The Vanguard Group, Inc.	0.02%	7.17%	-0.40%	2.01%
Fixed Income	Vanguard® Total International Bond Index Fund (Institutional Shares) The Vanguard Group, Inc.	0.03%	3.02%	-0.18%	2.13%
Equity	Vanguard® Total International Stock Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.09%	32.18%	7.93%	8.51%
Equity	Vanguard® Total Stock Market Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.04%	17.12%	13.06%	14.24%
Equity	Vanguard® Total World Stock Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.09%	22.43%	10.98%	N/A
Money Market	Vanguard® Treasury Money Market Fund (Investor Shares) The Vanguard Group, Inc.	0.07%	4.23%	3.19%	2.13%
Equity	Vanguard® Wellington Fund (Admiral Shares) Wellington Management Company, LLP	0.17%	16.57%	9.37%	10.10%
Fixed Income	Western Asset Core Plus Bond Fund (Class IS) Franklin Templeton Fund Adviser, LLC (Investment adviser) Western Asset Management Company, LLC; Western Asset Management Company Limited in London; Western Asset Management Company Pte. Ltd. in Singapore and Western Asset Management Company Ltd in Japan (Subadviser)	0.41%[1]	8.01%	-1.81%	2.17%
[1]	The Fund’s annual expenses reflect temporary fee reductions.

Variable Option [Line Items]
Prospectuses Available [Text Block]
The following is a list of Funds available under the Contract. The availability of Funds to invest in may vary by Employer and you should refer to your plan documents for the list of available Funds. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at: www.tiaa.org/access_pro. You can also request this information at no cost by calling 800‑842‑2252, or by sending an email request to: disclosure@tiaa.org.

Portfolio Companies [Table Text Block]
The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

C000079523 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nuveen Bond Index Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.07%
Average Annual Total Returns, 1 Year [Percent]	7.11%
Average Annual Total Returns, 5 Years [Percent]	(0.45%)
Average Annual Total Returns, 10 Years [Percent]	1.89%
C000014635 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nuveen Core Bond Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	7.36%
Average Annual Total Returns, 5 Years [Percent]	0.14%
Average Annual Total Returns, 10 Years [Percent]	2.57%
C000014631 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nuveen Core Equity Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	14.11%
Average Annual Total Returns, 5 Years [Percent]	13.80%
Average Annual Total Returns, 10 Years [Percent]	14.12%
C000117721 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nuveen Core Impact Bond Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	7.50%
Average Annual Total Returns, 5 Years [Percent]	(0.10%)
Average Annual Total Returns, 10 Years [Percent]	2.32%
C000033285 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nuveen Core Plus Bond Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	7.34%
Average Annual Total Returns, 5 Years [Percent]	0.47%
Average Annual Total Returns, 10 Years [Percent]	2.84%
C000090853 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nuveen Emerging Markets Equity Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	36.05%
Average Annual Total Returns, 5 Years [Percent]	0.61%
Average Annual Total Returns, 10 Years [Percent]	7.06%
C000090857 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nuveen Emerging Markets Equity Index Fund (Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.15%
Average Annual Total Returns, 1 Year [Percent]	34.13%
Average Annual Total Returns, 5 Years [Percent]	3.87%
Average Annual Total Returns, 10 Years [Percent]	8.20%
C000014611 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nuveen Equity Index Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.04%
Average Annual Total Returns, 1 Year [Percent]	17.07%
Average Annual Total Returns, 5 Years [Percent]	13.11%
Average Annual Total Returns, 10 Years [Percent]	14.25%
C000205811 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nuveen Green Bond Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.45%	[5]
Average Annual Total Returns, 1 Year [Percent]	6.74%
Average Annual Total Returns, 5 Years [Percent]	0.25%
Average Annual Total Returns, 10 Years [Percent]
C000033279 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nuveen High Yield Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	8.39%
Average Annual Total Returns, 5 Years [Percent]	4.54%
Average Annual Total Returns, 10 Years [Percent]	5.92%
C000014636 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nuveen Inflation Linked Bond Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	7.08%
Average Annual Total Returns, 5 Years [Percent]	2.43%
Average Annual Total Returns, 10 Years [Percent]	3.15%
C000171517 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nuveen International Bond Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.60%	[5]
Average Annual Total Returns, 1 Year [Percent]	4.24%
Average Annual Total Returns, 5 Years [Percent]	0.61%
Average Annual Total Returns, 10 Years [Percent]
C000014645 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nuveen International Equity Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	33.33%
Average Annual Total Returns, 5 Years [Percent]	8.23%
Average Annual Total Returns, 10 Years [Percent]	8.03%
C000014626 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nuveen International Equity Index Fund (Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	31.58%
Average Annual Total Returns, 5 Years [Percent]	9.02%
Average Annual Total Returns, 10 Years [Percent]	8.36%
C000124962 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nuveen International Opportunities Fund (Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	20.39%
Average Annual Total Returns, 5 Years [Percent]	1.78%
Average Annual Total Returns, 10 Years [Percent]	7.68%
C000158754 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nuveen International Responsible Equity Fund (Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	28.59%
Average Annual Total Returns, 5 Years [Percent]	8.58%
Average Annual Total Returns, 10 Years [Percent]	8.33%
C000033282 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nuveen Large Cap Growth Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	15.59%
Average Annual Total Returns, 5 Years [Percent]	11.51%
Average Annual Total Returns, 10 Years [Percent]	15.80%
C000014660 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nuveen Large Cap Growth Index Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	18.50%
Average Annual Total Returns, 5 Years [Percent]	15.26%
Average Annual Total Returns, 10 Years [Percent]	18.06%
C000014633 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nuveen Large Cap Responsible Equity Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	16.61%
Average Annual Total Returns, 5 Years [Percent]	11.93%
Average Annual Total Returns, 10 Years [Percent]	13.68%
C000014648 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nuveen Large Cap Value Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	17.49%
Average Annual Total Returns, 5 Years [Percent]	12.74%
Average Annual Total Returns, 10 Years [Percent]	10.79%
C000014662 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nuveen Large Cap Value Index Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	15.84%
Average Annual Total Returns, 5 Years [Percent]	11.27%
Average Annual Total Returns, 10 Years [Percent]	10.48%
C000054996] [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Nuveen Lifecycle Retirement Income Fund (Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.37%	[5]
Average Annual Total Returns, 1 Year [Percent]	11.78%
Average Annual Total Returns, 5 Years [Percent]	4.55%
Average Annual Total Returns, 10 Years [Percent]	6.23%
C000047972 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Nuveen Lifecycle 2010 Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.36%	[5]
Average Annual Total Returns, 1 Year [Percent]	11.42%
Average Annual Total Returns, 5 Years [Percent]	4.49%
Average Annual Total Returns, 10 Years [Percent]	6.29%
C000047973 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Nuveen Lifecycle 2015 Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.37%	[5]
Average Annual Total Returns, 1 Year [Percent]	11.68%
Average Annual Total Returns, 5 Years [Percent]	4.67%
Average Annual Total Returns, 10 Years [Percent]	6.60%
C000047974 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Nuveen Lifecycle 2020 Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.39%	[5]
Average Annual Total Returns, 1 Year [Percent]	12.41%
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	7.07%
C000047975 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Nuveen Lifecycle 2025 Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.39%	[5]
Average Annual Total Returns, 1 Year [Percent]	13.00%
Average Annual Total Returns, 5 Years [Percent]	5.59%
Average Annual Total Returns, 10 Years [Percent]	7.69%
C000047976 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Nuveen Lifecycle 2030 Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.40%	[5]
Average Annual Total Returns, 1 Year [Percent]	14.18%
Average Annual Total Returns, 5 Years [Percent]	6.35%
Average Annual Total Returns, 10 Years [Percent]	8.43%
C000047977 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Nuveen Lifecycle 2035 Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.41%	[5]
Average Annual Total Returns, 1 Year [Percent]	15.30%
Average Annual Total Returns, 5 Years [Percent]	7.19%
Average Annual Total Returns, 10 Years [Percent]	9.18%
C000047978 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Nuveen Lifecycle 2040 Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.42%	[5]
Average Annual Total Returns, 1 Year [Percent]	17.02%
Average Annual Total Returns, 5 Years [Percent]	8.28%
Average Annual Total Returns, 10 Years [Percent]	10.05%
C000054991 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Nuveen Lifecycle 2045 Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.43%	[5]
Average Annual Total Returns, 1 Year [Percent]	18.13%
Average Annual Total Returns, 5 Years [Percent]	9.01%
Average Annual Total Returns, 10 Years [Percent]	10.63%
C000054993 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Nuveen Lifecycle 2050 Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.44%	[5]
Average Annual Total Returns, 1 Year [Percent]	18.74%
Average Annual Total Returns, 5 Years [Percent]	9.33%
Average Annual Total Returns, 10 Years [Percent]	10.84%
C000099417 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Nuveen Lifecycle 2055 Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.45%	[5]
Average Annual Total Returns, 1 Year [Percent]	18.88%
Average Annual Total Returns, 5 Years [Percent]	9.44%
Average Annual Total Returns, 10 Years [Percent]	10.95%
C000145612 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Nuveen Lifecycle 2060 Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.45%	[5]
Average Annual Total Returns, 1 Year [Percent]	19.08%
Average Annual Total Returns, 5 Years [Percent]	9.55%
Average Annual Total Returns, 10 Years [Percent]	11.06%
C000221704 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Nuveen Lifecycle 2065 Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.45%	[5]
Average Annual Total Returns, 1 Year [Percent]	19.19%
Average Annual Total Returns, 5 Years [Percent]	9.71%
Average Annual Total Returns, 10 Years [Percent]
C000263978 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Nuveen Lifecycle 2070 Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.45%	[5]
Average Annual Total Returns, 1 Year [Percent]
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
C000079520 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index Retirement Income Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.10%	[5]
Average Annual Total Returns, 1 Year [Percent]	12.93%
Average Annual Total Returns, 5 Years [Percent]	4.79%
Average Annual Total Returns, 10 Years [Percent]	6.37%
C000079517 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2010 Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.10%	[5]
Average Annual Total Returns, 1 Year [Percent]	12.08%
Average Annual Total Returns, 5 Years [Percent]	4.47%
Average Annual Total Returns, 10 Years [Percent]	6.28%
C000079527 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2015 Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.10%	[5]
Average Annual Total Returns, 1 Year [Percent]	12.91%
Average Annual Total Returns, 5 Years [Percent]	4.95%
Average Annual Total Returns, 10 Years [Percent]	6.78%
C000079530 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2020 Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.10%	[5]
Average Annual Total Returns, 1 Year [Percent]	13.73%
Average Annual Total Returns, 5 Years [Percent]	5.42%
Average Annual Total Returns, 10 Years [Percent]	7.31%
C000079533 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2025 Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.10%	[5]
Average Annual Total Returns, 1 Year [Percent]	14.49%
Average Annual Total Returns, 5 Years [Percent]	6.02%
Average Annual Total Returns, 10 Years [Percent]	8.01%
C000079536 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2030 Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.10%	[5]
Average Annual Total Returns, 1 Year [Percent]	15.74%
Average Annual Total Returns, 5 Years [Percent]	6.84%
Average Annual Total Returns, 10 Years [Percent]	8.80%
C000079539 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2035 Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.10%	[5]
Average Annual Total Returns, 1 Year [Percent]	17.00%
Average Annual Total Returns, 5 Years [Percent]	7.77%
Average Annual Total Returns, 10 Years [Percent]	9.63%
C000079542 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2040 Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.10%	[5]
Average Annual Total Returns, 1 Year [Percent]	18.83%
Average Annual Total Returns, 5 Years [Percent]	8.97%
Average Annual Total Returns, 10 Years [Percent]	10.58%
C000079545 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2045 Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.10%	[5]
Average Annual Total Returns, 1 Year [Percent]	20.11%
Average Annual Total Returns, 5 Years [Percent]	9.80%
Average Annual Total Returns, 10 Years [Percent]	11.22%
C000079548 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2050 Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.10%	[5]
Average Annual Total Returns, 1 Year [Percent]	20.72%
Average Annual Total Returns, 5 Years [Percent]	10.13%
Average Annual Total Returns, 10 Years [Percent]	11.46%
C000099414 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2055 Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.10%	[5]
Average Annual Total Returns, 1 Year [Percent]	20.93%
Average Annual Total Returns, 5 Years [Percent]	10.27%
Average Annual Total Returns, 10 Years [Percent]	11.59%
C000145616 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2060 Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.10%	[5]
Average Annual Total Returns, 1 Year [Percent]	21.08%
Average Annual Total Returns, 5 Years [Percent]	10.41%
Average Annual Total Returns, 10 Years [Percent]	11.72%
C000221709 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2065 Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.10%	[5]
Average Annual Total Returns, 1 Year [Percent]	21.22%
Average Annual Total Returns, 5 Years [Percent]	10.59%
Average Annual Total Returns, 10 Years [Percent]
C000263982 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Nuveen Lifecycle Index 2070 Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.10%	[5]
Average Annual Total Returns, 1 Year [Percent]
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
C000014651 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nuveen Quant Mid Cap Growth Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	4.48%
Average Annual Total Returns, 5 Years [Percent]	(1.05%)
Average Annual Total Returns, 10 Years [Percent]	8.07%
C000202060 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nuveen Mid Cap Value Opportunities Fund (Class R6)
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC
Portfolio Company Subadviser [Text Block]	Nuveen Asset Management, LLC
Current Expenses [Percent]	0.76%	[5]
Average Annual Total Returns, 1 Year [Percent]	10.10%
Average Annual Total Returns, 5 Years [Percent]	11.46%
Average Annual Total Returns, 10 Years [Percent]
C000014654 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nuveen Mid Cap Value Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	10.22%
Average Annual Total Returns, 5 Years [Percent]	10.75%
Average Annual Total Returns, 10 Years [Percent]	8.55%
C000014638 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Name [Text Block]	Nuveen Money Market Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	4.24%
Average Annual Total Returns, 5 Years [Percent]	3.17%
Average Annual Total Returns, 10 Years [Percent]	2.11%
C000171523 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nuveen Quant Small/Mid Cap Equity Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	16.20%
Average Annual Total Returns, 5 Years [Percent]	12.92%
Average Annual Total Returns, 10 Years [Percent]
C000014657 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nuveen Quant Small Cap Equity Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	16.48%
Average Annual Total Returns, 5 Years [Percent]	11.20%
Average Annual Total Returns, 10 Years [Percent]	11.18%
C000014628 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nuveen Real Estate Securities Select Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	2.09%
Average Annual Total Returns, 5 Years [Percent]	3.69%
Average Annual Total Returns, 10 Years [Percent]	6.00%
C000014612 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nuveen S&P 500 Index Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	17.82%
Average Annual Total Returns, 5 Years [Percent]	14.37%
Average Annual Total Returns, 10 Years [Percent]	14.76%
C000205816 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nuveen Short Duration Impact Bond Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.35%	[5]
Average Annual Total Returns, 1 Year [Percent]	5.91%
Average Annual Total Returns, 5 Years [Percent]	2.48%
Average Annual Total Returns, 10 Years [Percent]
C000033276 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nuveen Short Term Bond Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	5.90%
Average Annual Total Returns, 5 Years [Percent]	2.72%
Average Annual Total Returns, 10 Years [Percent]	2.68%
C000158750 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nuveen Short Term Bond Index Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.07%
Average Annual Total Returns, 1 Year [Percent]	5.30%
Average Annual Total Returns, 5 Years [Percent]	1.93%
Average Annual Total Returns, 10 Years [Percent]	1.99%
C000014624 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nuveen Small Cap Blend Index Fund(Class R6)
Portfolio Company Adviser [Text Block]	Teachers Advisors, LLC
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	12.79%
Average Annual Total Returns, 5 Years [Percent]	6.17%
Average Annual Total Returns, 10 Years [Percent]	9.74%
C000125379 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nuveen Winslow Large‑Cap Growth ESG Fund (Class R6)
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC
Portfolio Company Subadviser [Text Block]	Winslow Capital Management, LLC
Current Expenses [Percent]	0.54%	[5]
Average Annual Total Returns, 1 Year [Percent]	13.03%
Average Annual Total Returns, 5 Years [Percent]	13.04%
Average Annual Total Returns, 10 Years [Percent]	16.52%
C000131514 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Amana Growth Fund(Institutional Shares)
Portfolio Company Adviser [Text Block]	Saturna Capital Corporation
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	17.89%
Average Annual Total Returns, 5 Years [Percent]	12.91%
Average Annual Total Returns, 10 Years [Percent]	16.66%
C000131513 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Amana Income Fund(Institutional Class)
Portfolio Company Adviser [Text Block]	Saturna Capital Corporation
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	16.65%
Average Annual Total Returns, 5 Years [Percent]	11.04%
Average Annual Total Returns, 10 Years [Percent]	11.88%
C000160667 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Amana Participation Fund(Institutional Shares)
Portfolio Company Adviser [Text Block]	Saturna Capital Corporation
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	6.32%
Average Annual Total Returns, 5 Years [Percent]	1.71%
Average Annual Total Returns, 10 Years [Percent]	2.63%
C000202403 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Beacon Man Large Cap Growth Fund (Class R6)
Portfolio Company Adviser [Text Block]	American Beacon Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Numeric Investors, LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	16.25%
Average Annual Total Returns, 5 Years [Percent]	11.59%
Average Annual Total Returns, 10 Years [Percent]	14.38%
C000131604 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Century Mid Cap Value Fund(Class R6)
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	9.34%
Average Annual Total Returns, 5 Years [Percent]	9.15%
Average Annual Total Returns, 10 Years [Percent]	9.43%
C000077411 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds EUPAC Fund(Class R6)
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	29.18%
Average Annual Total Returns, 5 Years [Percent]	4.59%
Average Annual Total Returns, 10 Years [Percent]	8.46%
C000077905 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	American Funds New Perspective Fund(Class R6)
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	21.62%
Average Annual Total Returns, 5 Years [Percent]	9.37%
Average Annual Total Returns, 10 Years [Percent]	13.05%
C000077924 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Washington Mutual Investors Fund(Class R6)
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	17.52%
Average Annual Total Returns, 5 Years [Percent]	14.31%
Average Annual Total Returns, 10 Years [Percent]	13.49%
C000108537 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Ariel Appreciation Fund(Institutional Class)
Portfolio Company Adviser [Text Block]	Ariel Investments, LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	11.49%
Average Annual Total Returns, 5 Years [Percent]	7.90%
Average Annual Total Returns, 10 Years [Percent]	8.28%
C000202279 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	BlackRock High Yield Fund(Class K)
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	9.45%
Average Annual Total Returns, 5 Years [Percent]	5.12%
Average Annual Total Returns, 10 Years [Percent]	6.56%
C000202311 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	BlackRock Inflation Protected Bond Fund (Class K)
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited and BlackRock (Singapore) Limited
Current Expenses [Percent]	1.04%	[5]
Average Annual Total Returns, 1 Year [Percent]	7.05%
Average Annual Total Returns, 5 Years [Percent]	1.17%
Average Annual Total Returns, 10 Years [Percent]	3.09%
C000052631 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	BlackRock Total Return Fund (Class K)
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited and BlackRock (Singapore) Limited
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	8.19%
Average Annual Total Returns, 5 Years [Percent]	(0.08%)
Average Annual Total Returns, 10 Years [Percent]	2.49%
C000096284 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Champlain Mid Cap Fund(Institutional Class)
Portfolio Company Adviser [Text Block]	Champlain Investment Partners, LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	1.70%
Average Annual Total Returns, 5 Years [Percent]	2.83%
Average Annual Total Returns, 10 Years [Percent]	10.73%
C000002708 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	DFA Emerging Markets Portfolio(Institutional Class)
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd. and DFA Australia Limited
Current Expenses [Percent]	0.36%	[5]
Average Annual Total Returns, 1 Year [Percent]	33.57%
Average Annual Total Returns, 5 Years [Percent]	6.59%
Average Annual Total Returns, 10 Years [Percent]	9.17%
C000057263 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	DFA US Sustainability Core 1 Portfolio(Institutional Class)
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	15.93%
Average Annual Total Returns, 5 Years [Percent]	13.43%
Average Annual Total Returns, 10 Years [Percent]	14.55%
C000030876 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Dodge & Cox International Stock Fund(Class I)
Portfolio Company Adviser [Text Block]	Dodge & Cox
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	38.71%
Average Annual Total Returns, 5 Years [Percent]	11.70%
Average Annual Total Returns, 10 Years [Percent]	9.14%
C000209637 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco Discovery Mid Cap Growth Fund(Class R6)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	5.18%
Average Annual Total Returns, 5 Years [Percent]	4.16%
Average Annual Total Returns, 10 Years [Percent]	11.52%
C000155941 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	iShares Russell Mid‑Cap Index Fund(Class K)
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Fund Advisors
Current Expenses [Percent]	0.04%
Average Annual Total Returns, 1 Year [Percent]	10.48%
Average Annual Total Returns, 5 Years [Percent]	8.67%
Average Annual Total Returns, 10 Years [Percent]	10.99%
C000009624 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JPMorgan Core Plus Bond Fund(Class R6)
Portfolio Company Adviser [Text Block]	JPMorgan Investment Management Inc.
Current Expenses [Percent]	0.38%	[5]
Average Annual Total Returns, 1 Year [Percent]	8.06%
Average Annual Total Returns, 5 Years [Percent]	0.63%
Average Annual Total Returns, 10 Years [Percent]	2.79%
C000109963 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	JPMorgan Equity Income Fund(Class R6)
Portfolio Company Adviser [Text Block]	JPMorgan Investment Management Inc.
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	14.87%
Average Annual Total Returns, 5 Years [Percent]	10.92%
Average Annual Total Returns, 10 Years [Percent]	11.12%
C000093777 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	JPMorgan Large Cap Growth Fund(Class R6)
Portfolio Company Adviser [Text Block]	JPMorgan Investment Management Inc.
Current Expenses [Percent]	0.44%	[5]
Average Annual Total Returns, 1 Year [Percent]	14.40%
Average Annual Total Returns, 5 Years [Percent]	12.97%
Average Annual Total Returns, 10 Years [Percent]	18.56%
C000010897 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	JPMorgan Small Cap Value Fund(Class R6)
Portfolio Company Adviser [Text Block]	JPMorgan Investment Management Inc.
Current Expenses [Percent]	0.74%	[5]
Average Annual Total Returns, 1 Year [Percent]	12.41%
Average Annual Total Returns, 5 Years [Percent]	9.93%
Average Annual Total Returns, 10 Years [Percent]	9.01%
C000134191 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lazard International Equity Portfolio(Class R6)
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.10%	[5]
Average Annual Total Returns, 1 Year [Percent]	33.12%
Average Annual Total Returns, 5 Years [Percent]	7.95%
Average Annual Total Returns, 10 Years [Percent]	6.82%
C000156625 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Lord Abbett High Yield Fund(Class R6)
Portfolio Company Adviser [Text Block]	Lord Abbett & Co. LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	7.55%
Average Annual Total Returns, 5 Years [Percent]	3.61%
Average Annual Total Returns, 10 Years [Percent]	5.69%
C000195683 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	MFS International Diversification Fund(Class R6)
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.73%	[5]
Average Annual Total Returns, 1 Year [Percent]	27.96%
Average Annual Total Returns, 5 Years [Percent]	6.88%
Average Annual Total Returns, 10 Years [Percent]	9.21%
C000124428 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS Mid Cap Growth Fund(Class R6)
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.65%	[5]
Average Annual Total Returns, 1 Year [Percent]	3.81%
Average Annual Total Returns, 5 Years [Percent]	3.46%
Average Annual Total Returns, 10 Years [Percent]	11.52%
C000125404 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS Mid Cap Value Fund(Class R6)
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.61%	[5]
Average Annual Total Returns, 1 Year [Percent]	6.49%
Average Annual Total Returns, 5 Years [Percent]	10.43%
Average Annual Total Returns, 10 Years [Percent]	10.15%
C000033014 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS Value Fund(Class R6)
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.44%	[5]
Average Annual Total Returns, 1 Year [Percent]	13.27%
Average Annual Total Returns, 5 Years [Percent]	10.20%
Average Annual Total Returns, 10 Years [Percent]	10.33%
C000127626 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Geneva Small Cap Growth Fund (Class R6)
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Geneva Capital Management LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(8.26%)
Average Annual Total Returns, 5 Years [Percent]	1.60%
Average Annual Total Returns, 10 Years [Percent]	10.37%
C000219384 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Northern World Selection Index Fund(Class K)
Portfolio Company Adviser [Text Block]	Northern Trust Investments, Inc.
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	21.02%
Average Annual Total Returns, 5 Years [Percent]	12.36%
Average Annual Total Returns, 10 Years [Percent]	12.31%
C000171462 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nomura Small Cap Value Fund(Class R6)
Portfolio Company Adviser [Text Block]	Delaware Management Company (Investment Adviser), a series of Nomura Investment Management Business Trust
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	8.10%
Average Annual Total Returns, 5 Years [Percent]	9.31%
Average Annual Total Returns, 10 Years [Percent]
C000127160 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	NYLI Mackay High Yield Corporate Bond Fund (Class R6)
Portfolio Company Subadviser [Text Block]	MacKay Shields LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	7.10%
Average Annual Total Returns, 5 Years [Percent]	4.53%
Average Annual Total Returns, 10 Years [Percent]	6.14%
C000102327 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Parnassus Core Equity Fund(Institutional Shares)
Portfolio Company Adviser [Text Block]	Parnassus Investments, LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	11.88%
Average Annual Total Returns, 5 Years [Percent]	11.64%
Average Annual Total Returns, 10 Years [Percent]	13.56%
C000156023 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Parnassus Mid Cap Fund(Institutional Shares)
Portfolio Company Adviser [Text Block]	Parnassus Investments, LLC
Current Expenses [Percent]	0.75%	[5]
Average Annual Total Returns, 1 Year [Percent]	13.08%
Average Annual Total Returns, 5 Years [Percent]	5.22%
Average Annual Total Returns, 10 Years [Percent]	9.24%
C000156022 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Parnassus Mid Cap Growth Fund(Institutional Shares)
Portfolio Company Adviser [Text Block]	Parnassus Investments, LLC
Current Expenses [Percent]	0.68%	[5]
Average Annual Total Returns, 1 Year [Percent]	9.34%
Average Annual Total Returns, 5 Years [Percent]	3.67%
Average Annual Total Returns, 10 Years [Percent]	9.12%
C000156024 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Parnassus Value Equity Fund(Institutional Shares)
Portfolio Company Adviser [Text Block]	Parnassus Investments, LLC
Current Expenses [Percent]	0.65%	[5]
Average Annual Total Returns, 1 Year [Percent]	19.32%
Average Annual Total Returns, 5 Years [Percent]	11.62%
Average Annual Total Returns, 10 Years [Percent]	14.11%
C000095380 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PGIM Total Return Bond Fund(Class R6)
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income
Current Expenses [Percent]	0.39%	[5]
Average Annual Total Returns, 1 Year [Percent]	7.79%
Average Annual Total Returns, 5 Years [Percent]	0.14%
Average Annual Total Returns, 10 Years [Percent]	3.01%
C000166329 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	T. Rowe Price® Blue Chip Growth Fund(I Class)
Portfolio Company Adviser [Text Block]	T. Rowe Price® Associates, Inc.
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	18.94%
Average Annual Total Returns, 5 Years [Percent]	11.85%
Average Annual Total Returns, 10 Years [Percent]	15.81%
C000005463 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	T. Rowe Price® Large‑Cap Growth Fund(I Class)
Portfolio Company Adviser [Text Block]	T. Rowe Price® Associates, Inc.
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	17.65%
Average Annual Total Returns, 5 Years [Percent]	12.46%
Average Annual Total Returns, 10 Years [Percent]	16.91%
C000169956 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	T. Rowe Price® Integrated U.S. Small‑Cap Growth Equity Fund(I Class)
Portfolio Company Adviser [Text Block]	T. Rowe Price® Associates, Inc.
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	10.32%
Average Annual Total Returns, 5 Years [Percent]	5.56%
Average Annual Total Returns, 10 Years [Percent]
C000128750 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Templeton Global Bond Fund(Class R6)
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.59%	[5]
Average Annual Total Returns, 1 Year [Percent]	17.16%
Average Annual Total Returns, 5 Years [Percent]	(0.88%)
Average Annual Total Returns, 10 Years [Percent]	0.33%
C000007055 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard® Balanced Index Fund(Admiral Shares)
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.07%
Average Annual Total Returns, 1 Year [Percent]	13.58%
Average Annual Total Returns, 5 Years [Percent]	7.75%
Average Annual Total Returns, 10 Years [Percent]	9.50%
C000096106 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Index
Portfolio Company Name [Text Block]	Vanguard® Emerging Markets Stock Index Fund(Institutional Plus Shares)
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	24.82%
Average Annual Total Returns, 5 Years [Percent]	4.69%
Average Annual Total Returns, 10 Years [Percent]	8.16%
C000007084 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard® Equity Income Fund(Admiral Shares)
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP and The Vanguard Group, Inc.
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	17.22%
Average Annual Total Returns, 5 Years [Percent]	12.82%
Average Annual Total Returns, 10 Years [Percent]	11.73%
C000007082 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard® Explorer Fund(Admiral Shares)
Portfolio Company Adviser [Text Block]	ArrowMark Partners; ClearBridge Investments, LLC; Stephens Investment Management Group, LLC; Wellington Management Company, LLP and The Vanguard Group, Inc.
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	7.23%
Average Annual Total Returns, 5 Years [Percent]	4.88%
Average Annual Total Returns, 10 Years [Percent]	11.47%
C000096110 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard® Extended Market Index Fund(Institutional Plus Shares)
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.04%
Average Annual Total Returns, 1 Year [Percent]	11.42%
Average Annual Total Returns, 5 Years [Percent]	6.21%
Average Annual Total Returns, 10 Years [Percent]	11.03%
C000012238 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Name [Text Block]	Vanguard® Federal Money Market Fund(Investor Shares)
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	4.22%
Average Annual Total Returns, 5 Years [Percent]	3.20%
Average Annual Total Returns, 10 Years [Percent]	2.14%
C000012204 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard® FTSE Social Index Fund(Institutional Shares)
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.03%
Average Annual Total Returns, 1 Year [Percent]	17.31%
Average Annual Total Returns, 5 Years [Percent]	13.54%
Average Annual Total Returns, 10 Years [Percent]	15.17%
C000054350 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Vanguard® Inflation-Protected Securities Fund(Admiral Shares)
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	6.87%
Average Annual Total Returns, 5 Years [Percent]	1.03%
Average Annual Total Returns, 10 Years [Percent]	2.98%
C000007826 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard® Institutional Index Fund(Institutional Plus Shares)
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.02%
Average Annual Total Returns, 1 Year [Percent]	17.86%
Average Annual Total Returns, 5 Years [Percent]	14.40%
Average Annual Total Returns, 10 Years [Percent]	14.80%
C000007100 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Vanguard® Intermediate-Term Treasury Fund(Admiral Shares)
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	7.63%
Average Annual Total Returns, 5 Years [Percent]	(0.04%)
Average Annual Total Returns, 10 Years [Percent]	1.82%
C000007792 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard® Mid‑Cap Index Fund(Admiral Shares)
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	11.67%
Average Annual Total Returns, 5 Years [Percent]	8.60%
Average Annual Total Returns, 10 Years [Percent]	10.91%
C000008011 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard® Real Estate Index Fund(Admiral Shares)
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	3.19%
Average Annual Total Returns, 5 Years [Percent]	4.64%
Average Annual Total Returns, 10 Years [Percent]	5.14%
C000012167 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard® Selected Value Fund(Investor Shares)
Portfolio Company Adviser [Text Block]	Cooke & Bieler, LP; Donald Smith & Co., Inc. and Pzena Investment Management, LLC
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	10.98%
Average Annual Total Returns, 5 Years [Percent]	12.01%
Average Annual Total Returns, 10 Years [Percent]	10.43%
C000007796 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard® Small‑Cap Index Fund(Admiral Shares)
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	8.83%
Average Annual Total Returns, 5 Years [Percent]	7.34%
Average Annual Total Returns, 10 Years [Percent]	10.43%
C000007803 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard® Small‑Cap Value Index Fund(Institutional Shares)
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	9.10%
Average Annual Total Returns, 5 Years [Percent]	10.57%
Average Annual Total Returns, 10 Years [Percent]	10.16%
C000081425 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Vanguard® Total Bond Market Index Fund(Institutional Plus Shares)
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.02%
Average Annual Total Returns, 1 Year [Percent]	7.17%
Average Annual Total Returns, 5 Years [Percent]	(0.40%)
Average Annual Total Returns, 10 Years [Percent]	2.01%
C000109502 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Vanguard® Total International Bond Index Fund(Institutional Shares)
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.03%
Average Annual Total Returns, 1 Year [Percent]	3.02%
Average Annual Total Returns, 5 Years [Percent]	(0.18%)
Average Annual Total Returns, 10 Years [Percent]	2.13%
C000094037 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard® Total International Stock Index Fund(Admiral Shares)
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.09%
Average Annual Total Returns, 1 Year [Percent]	32.18%
Average Annual Total Returns, 5 Years [Percent]	7.93%
Average Annual Total Returns, 10 Years [Percent]	8.51%
C000007806 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard® Total Stock Market Index Fund(Admiral Shares)
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.04%
Average Annual Total Returns, 1 Year [Percent]	17.12%
Average Annual Total Returns, 5 Years [Percent]	13.06%
Average Annual Total Returns, 10 Years [Percent]	14.24%
C000209799 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard® Total World Stock Index Fund(Admiral Shares)
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.09%
Average Annual Total Returns, 1 Year [Percent]	22.43%
Average Annual Total Returns, 5 Years [Percent]	10.98%
Average Annual Total Returns, 10 Years [Percent]
C000005732 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Name [Text Block]	Vanguard® Treasury Money Market Fund(Investor Shares)
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.07%
Average Annual Total Returns, 1 Year [Percent]	4.23%
Average Annual Total Returns, 5 Years [Percent]	3.19%
Average Annual Total Returns, 10 Years [Percent]	2.13%
C000012164 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard® Wellington Fund(Admiral Shares)
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	16.57%
Average Annual Total Returns, 5 Years [Percent]	9.37%
Average Annual Total Returns, 10 Years [Percent]	10.10%
C000066989 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Western Asset Core Plus Bond Fund(Class IS)
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC; Western Asset Management Company Limited in London; Western Asset Management Company Pte. Ltd. in Singapore and Western Asset Management Company Ltd in Japan
Current Expenses [Percent]	0.41%	[5]
Average Annual Total Returns, 1 Year [Percent]	8.01%
Average Annual Total Returns, 5 Years [Percent]	(1.81%)
Average Annual Total Returns, 10 Years [Percent]	2.17%
C000171463 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nomura Emerging Markets Fund(Class R6)
Portfolio Company Adviser [Text Block]	Delaware Management Company (Investment Adviser), a series of Nomura Investment Management Business Trust
Current Expenses [Percent]	1.06%	[5]
Average Annual Total Returns, 1 Year [Percent]	87.21%
Average Annual Total Returns, 5 Years [Percent]	10.47%
Average Annual Total Returns, 10 Years [Percent]
Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death benefit
Purpose of Benefit [Text Block]	The amount of the death benefit is the Accumulation on the Valuation Day that we authorize payment of the death benefit.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Withdrawals could significantly reduce the death benefit.
Name of Benefit [Text Block]	Death benefit
Lumpsum Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Lump‑sum benefit
Purpose of Benefit [Text Block]	Subject to the provisions under your Contract, you may redeem Accumulation Units generally not less than $1,000 from one or more of the Investment Accounts.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
●
Subject generally to a minimum amount of $1,000.
●
A lump‑sum benefit will not be available before the earliest date permitted under your employer’s plan.
●
The portion of your Accumulation available to you as a lump‑sum benefit may be limited by your employer’s plan.
●
If you are married and if some or all of your Accumulation is subject to ERISA, your right to receive a lump‑sum benefit is subject to the rights of your spouse.
●
Withdrawals will lower your Contract value, will be subject to ordinary tax and may be subject to a 10% premature distribution tax penalty if taken before age 59 1⁄2.

Name of Benefit [Text Block]	Lump‑sum benefit
Systematic Withdrawals [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawals
Purpose of Benefit [Text Block]	Subject to the provisions under your Contract, you may redeem Accumulation Units generally not less than $100 from one or more of the Investment Accounts on a systematic basis.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
●
Subject generally to a minimum amount of $100.
●
May be paid semi-monthly, monthly, quarterly, semi-annually or annually.
●
If you are married and if some or all of your Accumulation is subject to ERISA, your right to receive a lump‑sum benefit is subject to the rights of your spouse.
●
Withdrawals will lower your Contract value, will be subject to ordinary income tax and may be subject to a 10% premature distribution tax penalty if taken before age 59 1⁄2.

Name of Benefit [Text Block]	Systematic Withdrawals
Systematic Internal Transfers [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Internal Transfers
Purpose of Benefit [Text Block]	Subject to the provisions under your Contract, you may internally transfer Accumulation Units generally not less than $100 from one Investment Account to another Investment Account or to your companion TIAA contract on a systematic basis.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Subject generally to a minimum amount of $100 and may be subject to a redemption charge. ● Internal transfers may be scheduled semi-monthly, monthly, quarterly, semi-annually or annually.
Name of Benefit [Text Block]	Systematic Internal Transfers
Systematic Withdrawals to Pay Financial Advisory Fees [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawals to PayFinancial Advisory Fees
Purpose of Benefit [Text Block]	Subject to the provisions under your Contract and in certain situations, as agreed to between you and a registered investment adviser, you can set up a program to have money withdrawn directly from your Contract to pay your advisor.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
●
Systematic withdrawals to pay financial advisory fees are subject special rules.
●
We reserve the right to determine the eligibility of financial advisors for this type of fee reimbursement.
●
The amount withdrawn is subject to a minimum amount of $100.
●
Withdrawals will lower your Contract value.
●
You should consult a qualified tax advisor regarding the tax treatment of the payment of adviser fees from your Contract.

Name of Benefit [Text Block]	Systematic Withdrawals to PayFinancial Advisory Fees
Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]

Is there a Risk of Loss from Poor Performance?	You can lose money by investing in your Contract, including loss of principal.	Principal risks of investing in the Contract

Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]

Is This a Short-Term Investment?
●
The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

●
Subject to your employer’s plan, investors may not be able to redeem their Accumulation from their Contract, except under limited circumstances. If redemptions are permitted, those redemptions could result in taxes and tax penalties.

●
The benefits of a tax deferred product, adding Premiums over time to the value of your Contract and income earned over the long-term means the Contract is generally more beneficial to investors with a long-term horizon.

●
If you make a withdrawal, it will reduce the value of your Contract and the amount of money you will receive when you annuitize and may also result in taxes and penalties.
Principal risks of investing in the Contract

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Not a Short-Term Investment. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is intended for retirement savings or other long-term investment purposes. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon. It is not suitable as a short-term savings vehicle. This means if you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right Contract for you. Subject to your employer’s plan, this Contract may not be an appropriate investment for an investor who needs ready access to cash, since you may not be permitted to redeem your Accumulation from the Contract, except under limited circumstances. If you make early withdrawals, you may be subject to pay ordinary income tax, including a 10% premature distribution tax penalty if you are under age 59 1⁄2.

Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]

What Are the Risks Associated with Investment Options?
●
An investment in the Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the investment options that you choose under the Contract (e.g., Underlying Funds).

●
Each investment option (including any fixed account investment option) has its own unique risks.

●
You should review the investment options before making an investment decision.
Principal risks of investing in the Contract

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Investment Risk. As with all variable annuities, an investment in the Contract is subject to the risk of poor investment performance of the Underlying Funds. Performance can vary depending on the performance of the Underlying Funds you selected. You bear the risk of any decline in your Accumulation of your Contract resulting from the performance of the Underlying Funds you have chosen. Your Accumulation could decline significantly, and there is a risk of loss of the entire amount invested. You should review these investment options before making an investment decision.
Each investment option will have its own unique risks. We do not provide any investment advice and do not recommend or endorse any particular Underlying Fund. We do not guarantee the investment performance of the Separate Account or the Underlying Funds, and you bear the entire investment risk. Information regarding the Underlying Funds available under your Contract is provided below in this prospectus under “Appendix A—Funds available under the Contract.”
We reserve the right to add or close Investment Accounts, substitute other funds or other investment vehicles or combine Investment Accounts. If we close or combine Investment Accounts or substitute other funds or investment vehicles, the investor may not be able to choose an Underlying Fund the investor would like.

Contract Benefits Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Contract Benefit Risk. Withdrawals will lower your Contract value and could significantly reduce the death benefit. Withdrawals will be subject to ordinary income tax and may be subject to a 10% premature distribution tax penalty if taken before age 59½. Normally, you cannot withdraw money from your Contract if you have already applied that money to begin receiving lifetime annuity income. Any outstanding loan balance will reduce your Accumulation, and therefore will reduce your death benefit and reduce the amount you can annuitize. If you annuitize your entire Accumulation, generally, you will no longer be able to make withdrawals from your Contract, and all accumulation phase benefits terminate, including the death benefit. If any internal systematic transfers are scheduled under the Contract from one Investment Account to another, such transfers may not take effect on the scheduled date due to any SEC recognized emergency, and as a result, the unit value applied on the actual date of transfer may differ from the unit value on the originally intended transfer date.

Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]

What Are the Risks Related to the Insurance Company?	An investment in the Contract is subject to risks related to TIAA, and any obligations, guarantees or benefits of the Contract are subject to TIAA’s claims-paying ability. More information about TIAA, including its financial strength ratings, is available by visiting our website at www.tiaa.org/public/.	Principal risks of investing in the Contract

Risks Associated with TIAA [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks Associated with TIAA. An investment in the Contract is subject to risks related to TIAA and any obligations, guarantees or benefits of the Contract are subject to TIAA’s financial strength and claims-paying ability. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold amounts required under state law to cover actual or expected Contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product. Information about TIAA, including its financial strength ratings, is available by visiting our website at www.tiaa.org/public/.

Possible Adverse Tax Consequences [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Possible Adverse Tax Consequences. The tax rules applicable to the Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Contract. Adverse tax consequences may result if contributions, distributions, and other transactions with respect to the Contract are not made or effected in compliance with the law. We cannot provide detailed information on all tax aspects of the Contracts. Moreover, the tax aspects that apply to a particular person’s Contract may vary depending on the facts applicable to that person and state of residence. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect Contracts purchased before the change. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your Contract or taking other action related to your Contract, you should consult with a qualified tax professional to determine the tax implications of an investment in, and payments received under, the Contract.

Possible Adverse Consequences of TIAA or Employer Limiting Premiums [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Possible Adverse Consequences of TIAA or Employer Limiting Premiums. TIAA generally does not restrict the amount or frequency of payment of Premiums to your Contract, although we may in the future. We reserve the right to limit to $300,000 the total Premiums paid on your Contract and any other TIAA annuity contract on your life in any twelve-month period. Your employer’s retirement plan may limit your premium amounts. Such limits, if imposed, could potentially prevent you from contributing as much as planned, limiting your tax‑deferred growth opportunities and disrupting your retirement savings strategy.

Risks Related to Cybersecurity and Other Business Continuity Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks Related to Cybersecurity and Other Business Continuity Risks. With the increased use of connected technologies such as the Internet to conduct business, the Separate Account and its service providers (including, but not limited to, TIAA, TC Services, and financial intermediaries) are susceptible to cybersecurity risks. In general, cybersecurity attacks can result from infection by computer viruses or other malicious software or from deliberate actions or unintentional events, including gaining unauthorized access through “hacking” or other means to digital systems, networks, or devices that are used to service the Separate Account’s operations in order to misappropriate assets or sensitive information, corrupt data, or cause operational disruption. Cybersecurity attacks can also be carried out in a manner that does not require gaining unauthorized access, including by carrying out a “denial‑of‑service” attack on the Separate Account or its service providers. In addition, authorized persons could inadvertently or intentionally release and possibly destroy confidential or proprietary information stored on the Separate Account’s systems or the systems of its service providers.
Cybersecurity failures by us or any of our service providers, the Underlying Funds, or the issuers of securities in which the Underlying Funds invest, have the ability to result in disruptions and to impact business operations, and may adversely affect the Separate Account and the value of your Accumulation Units. Such disruptions or impacts may result in: financial losses, interference with our processing of contract transactions, including the processing of orders from TIAA’s website or with the Underlying Funds; interfere with the Separate Account’s ability to calculate unit values; barriers to trading and order processing; your inability to transact business with us; violations of applicable federal and state privacy or other laws, regulatory fines, litigation, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. The Separate Account and its service providers may also maintain sensitive information (including relating to personally identifiable information of investors) and a cybersecurity breach may cause such information to be lost, improperly accessed, used or disclosed. The Separate Account may incur additional, incremental costs to prevent and mitigate the risks of cybersecurity attacks or incidents in the future. The Separate Account and its contract owners could be negatively impacted by such cybersecurity attacks or incidents. Although the Separate Account has established business continuity plans and risk-based processes and controls to address such cybersecurity risks, there are inherent limitations in such plans and systems in part due to the evolving nature of technology and cybersecurity attack tactics. As a result, it is possible that the Separate Account or the Separate Account’s service providers will not be able to adequately identify or prepare for all cybersecurity attacks. In addition, the Separate Account cannot directly control the cybersecurity plans or systems implemented by its service providers.
Other disruptive events, including, but not limited to, natural disasters, terrorism, or public health or pandemic crises (such as the COVID‑19 pandemic from late 2019 to mid‑2022), may adversely affect our ability to conduct business. Such adverse effects may include the inability of TIAA’s employees, or the employees of its affiliates and service providers, to perform their responsibilities as a result of any such event. Any resulting disruptions to the Separate Account’s business operations can interfere with our processing of contract transactions (including the processing of orders from our website), impact our ability to calculate annuity unit values, or cause other operational issues.

Risk of Changes to Investment Account Options and Availability [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk of Changes to Investment Account Options and Availability. We reserve the right to add or close Investment Accounts, substitute other funds or other investment vehicles or combine Investment Accounts. If we close or combine Investment Accounts or substitute other funds or investment vehicles, the investor may not be able to choose an Underlying Fund the investor would like.

Level One [Member]
Item 4. Fee Table [Line Items]
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 1,230
Surrender Expense, 1 Year, Minimum [Dollars]	123
Surrender Expense, 3 Years, Maximum [Dollars]	3,831
Surrender Expense, 3 Years, Minimum [Dollars]	387
Surrender Expense, 5 Years, Maximum [Dollars]	6,632
Surrender Expense, 5 Years, Minimum [Dollars]	678
Surrender Expense, 10 Years, Maximum [Dollars]	14,611
Surrender Expense, 10 Years, Minimum [Dollars]	1,538
Annuitized Expense, 1 Year, Maximum [Dollars]	1,230
Annuitized Expense, 1 Year, Minimum [Dollars]	123
Annuitized Expense, 3 Years, Maximum [Dollars]	3,831
Annuitized Expense, 3 Years, Minimum [Dollars]	387
Annuitized Expense, 5 Years, Maximum [Dollars]	6,632
Annuitized Expense, 5 Years, Minimum [Dollars]	678
Annuitized Expense, 10 Years, Maximum [Dollars]	14,611
Annuitized Expense, 10 Years, Minimum [Dollars]	1,538
No Surrender Expense, 1 Year, Maximum [Dollars]	1,230
No Surrender Expense, 1 Year, Minimum [Dollars]	123
No Surrender Expense, 3 Years, Maximum [Dollars]	3,831
No Surrender Expense, 3 Years, Minimum [Dollars]	387
No Surrender Expense, 5 Years, Maximum [Dollars]	6,632
No Surrender Expense, 5 Years, Minimum [Dollars]	678
No Surrender Expense, 10 Years, Maximum [Dollars]	14,611
No Surrender Expense, 10 Years, Minimum [Dollars]	1,538
Level One [Member] | Exchange fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	0	[6]
Level One [Member] | Loan Origination Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	125	[7]
Level One [Member] | Annual Maintenance Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 25	[7]
Level Two [Member]
Item 4. Fee Table [Line Items]
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 1,435
Surrender Expense, 1 Year, Minimum [Dollars]	328
Surrender Expense, 3 Years, Maximum [Dollars]	4,460
Surrender Expense, 3 Years, Minimum [Dollars]	1,031
Surrender Expense, 5 Years, Maximum [Dollars]	7,705
Surrender Expense, 5 Years, Minimum [Dollars]	1,801
Surrender Expense, 10 Years, Maximum [Dollars]	16,885
Surrender Expense, 10 Years, Minimum [Dollars]	4,063
Annuitized Expense, 1 Year, Maximum [Dollars]	1,435
Annuitized Expense, 1 Year, Minimum [Dollars]	328
Annuitized Expense, 3 Years, Maximum [Dollars]	4,460
Annuitized Expense, 3 Years, Minimum [Dollars]	1,031
Annuitized Expense, 5 Years, Maximum [Dollars]	7,705
Annuitized Expense, 5 Years, Minimum [Dollars]	1,801
Annuitized Expense, 10 Years, Maximum [Dollars]	16,885
Annuitized Expense, 10 Years, Minimum [Dollars]	4,063
No Surrender Expense, 1 Year, Maximum [Dollars]	1,435
No Surrender Expense, 1 Year, Minimum [Dollars]	328
No Surrender Expense, 3 Years, Maximum [Dollars]	4,460
No Surrender Expense, 3 Years, Minimum [Dollars]	1,031
No Surrender Expense, 5 Years, Maximum [Dollars]	7,705
No Surrender Expense, 5 Years, Minimum [Dollars]	1,801
No Surrender Expense, 10 Years, Maximum [Dollars]	16,885
No Surrender Expense, 10 Years, Minimum [Dollars]	4,063
Level Two [Member] | Exchange fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	0	[6]
Level Two [Member] | Loan Origination Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	125	[7]
Level Two [Member] | Annual Maintenance Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 25	[7]
Level Three [Member]
Item 4. Fee Table [Line Items]
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 1,589
Surrender Expense, 1 Year, Minimum [Dollars]	482
Surrender Expense, 3 Years, Maximum [Dollars]	4,931
Surrender Expense, 3 Years, Minimum [Dollars]	1,512
Surrender Expense, 5 Years, Maximum [Dollars]	8,505
Surrender Expense, 5 Years, Minimum [Dollars]	2,636
Surrender Expense, 10 Years, Maximum [Dollars]	18,562
Surrender Expense, 10 Years, Minimum [Dollars]	5,925
Annuitized Expense, 1 Year, Maximum [Dollars]	1,589
Annuitized Expense, 1 Year, Minimum [Dollars]	482
Annuitized Expense, 3 Years, Maximum [Dollars]	4,931
Annuitized Expense, 3 Years, Minimum [Dollars]	1,512
Annuitized Expense, 5 Years, Maximum [Dollars]	8,505
Annuitized Expense, 5 Years, Minimum [Dollars]	2,636
Annuitized Expense, 10 Years, Maximum [Dollars]	18,562
Annuitized Expense, 10 Years, Minimum [Dollars]	5,925
No Surrender Expense, 1 Year, Maximum [Dollars]	1,589
No Surrender Expense, 1 Year, Minimum [Dollars]	482
No Surrender Expense, 3 Years, Maximum [Dollars]	4,931
No Surrender Expense, 3 Years, Minimum [Dollars]	1,512
No Surrender Expense, 5 Years, Maximum [Dollars]	8,505
No Surrender Expense, 5 Years, Minimum [Dollars]	2,636
No Surrender Expense, 10 Years, Maximum [Dollars]	18,562
No Surrender Expense, 10 Years, Minimum [Dollars]	5,925
Level Three [Member] | Exchange fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	0	[6]
Level Three [Member] | Loan Origination Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	125	[7]
Level Three [Member] | Annual Maintenance Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 25	[7]
Level Four [Member]
Item 4. Fee Table [Line Items]
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 1,896
Surrender Expense, 1 Year, Minimum [Dollars]	789
Surrender Expense, 3 Years, Maximum [Dollars]	5,867
Surrender Expense, 3 Years, Minimum [Dollars]	2,469
Surrender Expense, 5 Years, Maximum [Dollars]	10,088
Surrender Expense, 5 Years, Minimum [Dollars]	4,293
Surrender Expense, 10 Years, Maximum [Dollars]	21,843
Surrender Expense, 10 Years, Minimum [Dollars]	9,569
Annuitized Expense, 1 Year, Maximum [Dollars]	1,896
Annuitized Expense, 1 Year, Minimum [Dollars]	789
Annuitized Expense, 3 Years, Maximum [Dollars]	5,867
Annuitized Expense, 3 Years, Minimum [Dollars]	2,469
Annuitized Expense, 5 Years, Maximum [Dollars]	10,088
Annuitized Expense, 5 Years, Minimum [Dollars]	4,293
Annuitized Expense, 10 Years, Maximum [Dollars]	21,843
Annuitized Expense, 10 Years, Minimum [Dollars]	9,569
No Surrender Expense, 1 Year, Maximum [Dollars]	1,896
No Surrender Expense, 1 Year, Minimum [Dollars]	789
No Surrender Expense, 3 Years, Maximum [Dollars]	5,867
No Surrender Expense, 3 Years, Minimum [Dollars]	2,469
No Surrender Expense, 5 Years, Maximum [Dollars]	10,088
No Surrender Expense, 5 Years, Minimum [Dollars]	4,293
No Surrender Expense, 10 Years, Maximum [Dollars]	21,843
No Surrender Expense, 10 Years, Minimum [Dollars]	9,569
Level Four [Member] | Exchange fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	0	[6]
Level Four [Member] | Loan Origination Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	125	[7]
Level Four [Member] | Annual Maintenance Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 25	[7]
Before Contractual Fee Waiver Expense Reimbursements [Member]
Item 4. Fee Table [Line Items]
Portfolio Company Expenses [Text Block]	Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b‑1) fees and other expenses (before contractual fee waiver/expense reimbursements)
Portfolio Company Expenses Minimum [Percent]	0.02%
Portfolio Company Expenses Maximum [Percent]	4.29%
After Contractual Fee Waiver Expense Reimbursements [Member]
Item 4. Fee Table [Line Items]
Portfolio Company Expenses [Text Block]	Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b‑1) fees and other expenses (after contractual fee waiver/expense reimbursements)
Portfolio Company Expenses Minimum [Percent]	0.02%	[8]
Portfolio Company Expenses Maximum [Percent]	1.10%	[8]
Accumulation Expenses [Member] | Level One [Member]
Item 4. Fee Table [Line Items]
Administrative Expense, Current [Dollars]	$ 0	[9]
Base Contract Expense (of Average Account Value), Current [Percent]	0.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[9]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[9]
Accumulation Expenses [Member] | Level Two [Member]
Item 4. Fee Table [Line Items]
Administrative Expense, Current [Dollars]	$ 0	[9]
Base Contract Expense (of Average Account Value), Current [Percent]	0.30%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[9]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[9]
Accumulation Expenses [Member] | Level Three [Member]
Item 4. Fee Table [Line Items]
Administrative Expense, Current [Dollars]	$ 0	[9]
Base Contract Expense (of Average Account Value), Current [Percent]	0.45%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[9]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[9]
Accumulation Expenses [Member] | Level Four [Member]
Item 4. Fee Table [Line Items]
Administrative Expense, Current [Dollars]	$ 0	[9]
Base Contract Expense (of Average Account Value), Current [Percent]	0.75%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[9]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[9]
Payout Annuity Expenses [Member] | Level One [Member]
Item 4. Fee Table [Line Items]
Administrative Expense, Current [Dollars]	$ 0	[9]
Base Contract Expense (of Average Account Value), Current [Percent]	0.34%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[9]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[9]
Payout Annuity Expenses [Member] | Level Two [Member]
Item 4. Fee Table [Line Items]
Administrative Expense, Current [Dollars]	$ 0	[9]
Base Contract Expense (of Average Account Value), Current [Percent]	0.34%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[9]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[9]
Payout Annuity Expenses [Member] | Level Three [Member]
Item 4. Fee Table [Line Items]
Administrative Expense, Current [Dollars]	$ 0	[9]
Base Contract Expense (of Average Account Value), Current [Percent]	0.34%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[9]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[9]
Payout Annuity Expenses [Member] | Level Four [Member]
Item 4. Fee Table [Line Items]
Administrative Expense, Current [Dollars]	$ 0	[9]
Base Contract Expense (of Average Account Value), Current [Percent]	0.34%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[9]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[9]

[1]	A Level 1 Contract will have the lowest minimum Annual Base Contract Fee and a Level 4 Contract will have the highest maximum Annual Base Contract Fee.
[2]	As a percentage of average Accumulation. The contractual maximum fee is 2.00%.
[3]	As a percentage of fund assets (after contractual fee waiver/expense reimbursements, if applicable).
[4]	There is no charge for any elected optional benefit under your Contract.
[5]	The Fund's annual expenses reflect temporary fee reductions.
[6]	We do not charge an exchange fee, but we reserve the right to administer and collect a redemption fee imposed by an Underlying Fund that may impose them.
[7]	A Retirement Plan Loan includes a $75 one-time origination fee or $125 for a residential loan and a $25 annual maintenance fee.
[8]	Certain funds' expenses in this table are subject to a fee waiver or an expense reimbursement arrangement. Please see, "Appendix A—Funds available under the Contract" below for additional information.
[9]	We do not charge an annual account fee nor a fee for optional benefits. However, the Base Contract Expenses include an administrative expense charge.